UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05188

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	03-31-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
VP Balanced Fund
March 31, 2017

VP Balanced - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 58.9%
Aerospace and Defense — 1.5%
Boeing Co. (The)	6,859	1,213,083
United Technologies Corp.	9,459	1,061,394
		2,274,477
Airlines — 0.5%
Hawaiian Holdings, Inc.(1)	2,177	101,121
JetBlue Airways Corp.(1)	7,159	147,547
United Continental Holdings, Inc.(1)	6,512	460,008
		708,676
Auto Components — 0.7%
Delphi Automotive plc	5,213	419,594
LCI Industries	633	63,173
Lear Corp.	3,686	521,864
Tenneco, Inc.	747	46,628
		1,051,259
Automobiles — 0.6%
Ford Motor Co.	74,084	862,338
Banks — 2.3%
Bank of America Corp.	12,312	290,440
BB&T Corp.	18,220	814,434
Citigroup, Inc.	22,098	1,321,902
East West Bancorp, Inc.	2,110	108,897
JPMorgan Chase & Co.	6,909	606,887
Valley National Bancorp	10,659	125,776
Wells Fargo & Co.	6,466	359,898
		3,628,234
Beverages — 0.1%
Boston Beer Co., Inc. (The), Class A(1)	432	62,489
Coca-Cola Co. (The)	638	27,077
PepsiCo, Inc.	995	111,300
		200,866
Biotechnology — 3.1%
AbbVie, Inc.	18,480	1,204,157
Amgen, Inc.	8,283	1,358,992
Biogen, Inc.(1)	2,239	612,187
Celgene Corp.(1)	8,763	1,090,380
Gilead Sciences, Inc.	9,170	622,826
		4,888,542
Building Products — 0.5%
Owens Corning	11,539	708,149
USG Corp.(1)	3,639	115,720
		823,869
Capital Markets — 1.7%
Eaton Vance Corp.	9,817	441,373
Evercore Partners, Inc., Class A	8,517	663,474
Franklin Resources, Inc.	10,079	424,729
Goldman Sachs Group, Inc. (The)	4,932	1,132,979

Thomson Reuters Corp.	421	18,200
		2,680,755
Chemicals — 2.1%
Air Products & Chemicals, Inc.	6,432	870,185
Cabot Corp.	13,441	805,250
Celanese Corp., Series A	1,146	102,968
Dow Chemical Co. (The)	4,877	309,885
E.I. du Pont de Nemours & Co.	4,204	337,708
FMC Corp.	7,941	552,614
Monsanto Co.	2,180	246,776
		3,225,386
Commercial Services and Supplies — 0.3%
Waste Management, Inc.	6,177	450,427
Communications Equipment — 1.0%
Cisco Systems, Inc.	44,358	1,499,300
Consumer Finance — 0.2%
Ally Financial, Inc.	3,252	66,113
OneMain Holdings, Inc.(1)	1,477	36,704
Synchrony Financial	5,608	192,354
		295,171
Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(1)	3,680	613,382
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	15,580	647,349
Verizon Communications, Inc.	5,063	246,821
		894,170
Electric Utilities — 0.2%
ALLETE, Inc.	617	41,777
FirstEnergy Corp.	9,113	289,976
		331,753
Electrical Equipment — 0.4%
Eaton Corp. plc	8,886	658,897
Energy Equipment and Services — 1.6%
Baker Hughes, Inc.	12,380	740,572
Dril-Quip, Inc.(1)	10,095	550,682
Helmerich & Payne, Inc.	10,424	693,926
Rowan Cos. plc(1)	4,811	74,955
Schlumberger Ltd.	5,239	409,166
TechnipFMC plc(1)	2,508	81,510
		2,550,811
Equity Real Estate Investment Trusts (REITs) — 1.4%
American Tower Corp.	8,016	974,265
Care Capital Properties, Inc.	7,855	211,064
DuPont Fabros Technology, Inc.	2,767	137,215
Empire State Realty Trust, Inc.	3,154	65,098
Gaming and Leisure Properties, Inc.	962	32,150
Lamar Advertising Co., Class A	1,051	78,552
Medical Properties Trust, Inc.	3,206	41,325
WP Carey, Inc.	11,653	725,050
		2,264,719
Food and Staples Retailing — 1.5%
CVS Health Corp.	12,872	1,010,452
Wal-Mart Stores, Inc.	17,133	1,234,946

Walgreens Boots Alliance, Inc.	1,417	117,682
		2,363,080
Food Products — 1.4%
Bunge Ltd.	7,292	577,964
Campbell Soup Co.	10,773	616,646
Dean Foods Co.	6,630	130,346
J.M. Smucker Co. (The)	700	91,756
Tyson Foods, Inc., Class A	12,770	788,037
		2,204,749
Gas Utilities — 0.3%
National Fuel Gas Co.	7,928	472,667
Health Care Equipment and Supplies — 2.8%
Becton Dickinson and Co.	4,931	904,543
C.R. Bard, Inc.	1,134	281,844
Cooper Cos., Inc. (The)	564	112,738
Danaher Corp.	3,019	258,215
Hologic, Inc.(1)	17,472	743,434
Medtronic plc	14,892	1,199,699
Zimmer Biomet Holdings, Inc.	6,751	824,365
		4,324,838
Health Care Providers and Services — 1.1%
Anthem, Inc.	1,234	204,079
HealthSouth Corp.	1,021	43,709
UnitedHealth Group, Inc.	8,775	1,439,188
		1,686,976
Hotels, Restaurants and Leisure — 1.1%
Carnival Corp.	14,286	841,588
Darden Restaurants, Inc.	11,235	940,033
		1,781,621
Household Durables — 0.1%
Garmin Ltd.	2,983	152,461
Household Products — 1.2%
Kimberly-Clark Corp.	6,138	807,945
Procter & Gamble Co. (The)	3,848	345,743
Spectrum Brands Holdings, Inc.	5,425	754,129
		1,907,817
Industrial Conglomerates — 1.5%
3M Co.	6,287	1,202,892
Carlisle Cos., Inc.	6,630	705,498
General Electric Co.	16,392	488,482
		2,396,872
Insurance — 1.7%
Aflac, Inc.	11,661	844,490
American Financial Group, Inc.	663	63,263
Everest Re Group Ltd.	1,077	251,813
FNF Group	10,522	409,727
Lincoln National Corp.	1,342	87,834
Old Republic International Corp.	10,885	222,925
Reinsurance Group of America, Inc.	4,428	562,267
Validus Holdings Ltd.	5,164	291,198
		2,733,517
Internet and Direct Marketing Retail — 1.5%
Amazon.com, Inc.(1)	2,618	2,320,962

Internet Software and Services — 3.4%
Alphabet, Inc., Class A(1)	3,600	3,052,080
Facebook, Inc., Class A(1)	15,815	2,246,521
		5,298,601
IT Services — 0.9%
International Business Machines Corp.	8,319	1,448,671
Leisure Products — 0.5%
Brunswick Corp.	11,839	724,547
Life Sciences Tools and Services — 0.1%
Waters Corp.(1)	923	144,274
Machinery — 2.0%
Cummins, Inc.	4,203	635,494
Fortive Corp.	1,188	71,541
Ingersoll-Rand plc	10,929	888,746
Oshkosh Corp.	4,366	299,464
Parker-Hannifin Corp.	841	134,829
Snap-on, Inc.	2,224	375,122
Timken Co. (The)	3,559	160,867
Toro Co. (The)	8,116	506,925
		3,072,988
Media — 1.2%
MSG Networks, Inc., Class A(1)	4,643	108,414
Omnicom Group, Inc.	9,039	779,252
Twenty-First Century Fox, Inc., Class A	30,368	983,620
		1,871,286
Metals and Mining — 1.2%
Barrick Gold Corp.	41,388	785,958
Nucor Corp.	13,201	788,364
Reliance Steel & Aluminum Co.	3,019	241,580
		1,815,902
Multi-Utilities — 0.2%
CenterPoint Energy, Inc.	12,447	343,164
Oil, Gas and Consumable Fuels — 1.8%
Cabot Oil & Gas Corp.	3,013	72,041
Chevron Corp.	2,090	224,403
Devon Energy Corp.	1,520	63,414
Exxon Mobil Corp.	10,271	842,325
Kinder Morgan, Inc.	26,567	577,566
ONEOK, Inc.	3,956	219,321
Williams Cos., Inc. (The)	27,913	825,946
		2,825,016
Personal Products†
Nu Skin Enterprises, Inc., Class A	1,253	69,592
Pharmaceuticals — 2.4%
Johnson & Johnson	13,835	1,723,149
Merck & Co., Inc.	23,839	1,514,730
Pfizer, Inc.	15,354	525,261
		3,763,140
Professional Services — 0.1%
FTI Consulting, Inc.(1)	2,398	98,726
Real Estate Management and Development — 0.1%
Realogy Holdings Corp.	6,886	205,134

Road and Rail — 0.7%
Union Pacific Corp.	10,381	1,099,555
Semiconductors and Semiconductor Equipment — 3.1%
Applied Materials, Inc.	24,799	964,681
Broadcom Ltd.	633	138,602
Intel Corp.	41,265	1,488,429
Lam Research Corp.	1,778	228,224
QUALCOMM, Inc.	17,203	986,420
Texas Instruments, Inc.	12,567	1,012,397
		4,818,753
Software — 4.2%
Activision Blizzard, Inc.	893	44,525
Adobe Systems, Inc.(1)	7,426	966,345
Intuit, Inc.	2,910	337,531
Microsoft Corp.	45,764	3,014,017
Oracle Corp. (New York)	26,810	1,195,994
Synopsys, Inc.(1)	1,593	114,903
VMware, Inc., Class A(1)	9,712	894,864
		6,568,179
Specialty Retail — 1.2%
Best Buy Co., Inc.	16,456	808,812
Lowe's Cos., Inc.	11,828	972,380
Urban Outfitters, Inc.(1)	4,319	102,620
		1,883,812
Technology Hardware, Storage and Peripherals — 1.9%
Apple, Inc.	21,114	3,033,237
Thrifts and Mortgage Finance — 0.5%
Essent Group Ltd.(1)	22,679	820,299
TOTAL COMMON STOCKS (Cost $74,696,977)		92,153,468
U.S. TREASURY SECURITIES — 14.1%
U.S. Treasury Bonds, 3.50%, 2/15/39	750,000	825,469
U.S. Treasury Bonds, 4.375%, 11/15/39	310,000	384,763
U.S. Treasury Bonds, 3.125%, 11/15/41	50,000	51,170
U.S. Treasury Bonds, 3.00%, 5/15/42	250,000	249,961
U.S. Treasury Bonds, 2.75%, 11/15/42	650,000	618,934
U.S. Treasury Bonds, 2.875%, 5/15/43	350,000	340,778
U.S. Treasury Bonds, 3.75%, 11/15/43	100,000	113,785
U.S. Treasury Bonds, 3.125%, 8/15/44	120,000	122,327
U.S. Treasury Bonds, 3.00%, 11/15/44	180,000	179,174
U.S. Treasury Bonds, 2.50%, 2/15/45	1,360,000	1,221,982
U.S. Treasury Bonds, 2.25%, 8/15/46	100,000	84,605
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	506,650	494,706
U.S. Treasury Notes, 0.75%, 10/31/17	550,000	549,398
U.S. Treasury Notes, 1.00%, 2/15/18	470,000	469,798
U.S. Treasury Notes, 1.00%, 3/15/18	1,950,000	1,948,666
U.S. Treasury Notes, 2.625%, 4/30/18	85,000	86,384
U.S. Treasury Notes, 1.375%, 7/31/18	1,200,000	1,203,586
U.S. Treasury Notes, 1.375%, 9/30/18	1,100,000	1,103,287
U.S. Treasury Notes, 1.25%, 11/15/18	400,000	400,312
U.S. Treasury Notes, 1.00%, 11/30/18	500,000	498,310
U.S. Treasury Notes, 1.125%, 1/31/19	2,600,000	2,594,972
U.S. Treasury Notes, 1.625%, 7/31/19	1,550,000	1,559,869
U.S. Treasury Notes, 1.50%, 10/31/19(2)	150,000	150,299

U.S. Treasury Notes, 1.50%, 11/30/19		450,000	450,747
U.S. Treasury Notes, 1.25%, 1/31/20		200,000	198,723
U.S. Treasury Notes, 1.375%, 2/29/20		150,000	149,432
U.S. Treasury Notes, 1.375%, 3/31/20		200,000	199,141
U.S. Treasury Notes, 1.375%, 4/30/20		200,000	198,938
U.S. Treasury Notes, 1.50%, 5/31/20		1,000,000	997,520
U.S. Treasury Notes, 1.125%, 8/31/21		250,000	242,222
U.S. Treasury Notes, 2.00%, 12/31/21		150,000	150,580
U.S. Treasury Notes, 1.875%, 1/31/22		1,560,000	1,556,649
U.S. Treasury Notes, 1.50%, 2/28/23		400,000	386,672
U.S. Treasury Notes, 1.375%, 6/30/23		1,640,000	1,566,712
U.S. Treasury Notes, 1.25%, 7/31/23		640,000	605,713
U.S. Treasury Notes, 2.00%, 11/15/26		170,000	164,213
TOTAL U.S. TREASURY SECURITIES (Cost $22,245,928)			22,119,797
CORPORATE BONDS — 11.8%
Aerospace and Defense — 0.1%
Boeing Co. (The), 2.20%, 10/30/22		30,000	29,345
Lockheed Martin Corp., 4.25%, 11/15/19		30,000	31,846
Lockheed Martin Corp., 3.55%, 1/15/26		60,000	61,017
Lockheed Martin Corp., 3.80%, 3/1/45		20,000	18,795
Rockwell Collins, Inc., 4.35%, 4/15/47(3)		20,000	20,076
United Technologies Corp., 6.05%, 6/1/36		20,000	24,957
United Technologies Corp., 5.70%, 4/15/40		20,000	24,395
United Technologies Corp., 3.75%, 11/1/46		20,000	18,820
			229,251
Auto Components†
Tenneco, Inc., 5.00%, 7/15/26		20,000	19,637
Automobiles — 0.3%
American Honda Finance Corp., 1.50%, 9/11/17(4)		10,000	10,005
American Honda Finance Corp., 2.125%, 10/10/18		20,000	20,156
Ford Motor Co., 4.35%, 12/8/26		80,000	81,609
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		50,000	55,654
General Motors Co., 5.00%, 4/1/35		30,000	29,766
General Motors Financial Co., Inc., 3.25%, 5/15/18		60,000	60,838
General Motors Financial Co., Inc., 3.10%, 1/15/19		10,000	10,165
General Motors Financial Co., Inc., 3.20%, 7/6/21		20,000	20,093
General Motors Financial Co., Inc., 5.25%, 3/1/26		125,000	134,524
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(4)		30,000	30,750
			453,560
Banks — 1.9%
Bank of America Corp., 5.75%, 12/1/17		50,000	51,328
Bank of America Corp., 5.70%, 1/24/22		170,000	191,037
Bank of America Corp., 4.10%, 7/24/23		30,000	31,463
Bank of America Corp., MTN, 4.00%, 4/1/24		70,000	72,680
Bank of America Corp., MTN, 4.20%, 8/26/24		80,000	81,587
Bank of America Corp., MTN, 4.00%, 1/22/25		80,000	80,041
Bank of America Corp., MTN, 5.00%, 1/21/44		50,000	54,683
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47		20,000	20,105
Barclays plc, MTN, VRN, 2.625%, 11/11/20	EUR	100,000	107,692
Branch Banking & Trust Co., 3.625%, 9/16/25		$17,000	17,432
Branch Banking & Trust Co., 3.80%, 10/30/26		20,000	20,799
Capital One Financial Corp., 4.20%, 10/29/25		200,000	201,134
Citigroup, Inc., 1.75%, 5/1/18		165,000	164,990

Citigroup, Inc., 2.90%, 12/8/21		30,000	30,143
Citigroup, Inc., 4.50%, 1/14/22		90,000	96,409
Citigroup, Inc., 4.05%, 7/30/22		20,000	20,850
Citigroup, Inc., 3.20%, 10/21/26		125,000	119,548
Citigroup, Inc., 4.45%, 9/29/27		130,000	132,189
Cooperatieve Rabobank UA, 3.875%, 2/8/22		80,000	84,261
Fifth Third Bancorp, 4.30%, 1/16/24		95,000	99,467
Huntington Bancshares, Inc., 2.30%, 1/14/22		40,000	38,994
JPMorgan Chase & Co., 2.55%, 3/1/21		60,000	60,050
JPMorgan Chase & Co., 4.625%, 5/10/21		160,000	172,455
JPMorgan Chase & Co., 3.25%, 9/23/22		140,000	142,637
JPMorgan Chase & Co., 3.875%, 9/10/24		70,000	71,059
JPMorgan Chase & Co., 3.125%, 1/23/25		70,000	68,920
JPMorgan Chase & Co., 4.95%, 6/1/45		20,000	21,110
KeyCorp, MTN, 2.30%, 12/13/18		40,000	40,245
Kreditanstalt fuer Wiederaufbau, 2.00%, 10/4/22		50,000	49,317
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	100,000	106,588
U.S. Bancorp, MTN, 3.00%, 3/15/22		$20,000	20,387
U.S. Bancorp, MTN, 3.60%, 9/11/24		50,000	51,535
Wells Fargo & Co., 3.07%, 1/24/23		40,000	40,198
Wells Fargo & Co., 4.125%, 8/15/23		180,000	188,675
Wells Fargo & Co., 3.00%, 4/22/26		50,000	47,935
Wells Fargo & Co., MTN, 2.60%, 7/22/20		40,000	40,409
Wells Fargo & Co., MTN, 4.10%, 6/3/26		80,000	81,943
Wells Fargo & Co., MTN, 4.65%, 11/4/44		25,000	25,168
Wells Fargo & Co., MTN, 4.75%, 12/7/46		30,000	30,741
			2,976,204
Beverages — 0.3%
Anheuser-Busch InBev Finance, Inc., 3.30%, 2/1/23		205,000	208,886
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		30,000	30,388
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		60,000	65,040
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		40,000	44,022
Constellation Brands, Inc., 4.75%, 12/1/25		60,000	64,740
Molson Coors Brewing Co., 3.00%, 7/15/26		65,000	61,928
			475,004
Biotechnology — 0.5%
AbbVie, Inc., 2.90%, 11/6/22		105,000	104,727
AbbVie, Inc., 3.60%, 5/14/25		30,000	30,055
AbbVie, Inc., 4.40%, 11/6/42		30,000	28,742
AbbVie, Inc., 4.45%, 5/14/46		10,000	9,604
Amgen, Inc., 1.85%, 8/19/21		50,000	48,607
Amgen, Inc., 4.66%, 6/15/51		46,000	46,091
Biogen, Inc., 3.625%, 9/15/22		70,000	72,277
Celgene Corp., 3.25%, 8/15/22		30,000	30,498
Celgene Corp., 3.625%, 5/15/24		60,000	60,820
Celgene Corp., 3.875%, 8/15/25		70,000	71,665
Celgene Corp., 5.00%, 8/15/45		10,000	10,504
Gilead Sciences, Inc., 4.40%, 12/1/21		50,000	53,707
Gilead Sciences, Inc., 3.65%, 3/1/26		135,000	136,197
			703,494
Building Products†
Masco Corp., 4.45%, 4/1/25		20,000	20,975

Capital Markets†
Jefferies Group LLC, 4.85%, 1/15/27		20,000	20,453
Chemicals — 0.1%
Ashland LLC, 4.75%, 8/15/22		30,000	31,162
Dow Chemical Co. (The), 4.25%, 11/15/20		13,000	13,798
Dow Chemical Co. (The), 4.375%, 11/15/42		10,000	9,927
Eastman Chemical Co., 3.60%, 8/15/22		15,000	15,482
Ecolab, Inc., 4.35%, 12/8/21		50,000	54,042
LyondellBasell Industries NV, 4.625%, 2/26/55		20,000	18,902
Mosaic Co. (The), 5.625%, 11/15/43		20,000	20,659
			163,972
Commercial Services and Supplies — 0.1%
Republic Services, Inc., 3.55%, 6/1/22		50,000	51,912
Waste Management, Inc., 4.10%, 3/1/45		70,000	70,456
			122,368
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39		20,000	25,591
CommScope Technologies LLC, 5.00%, 3/15/27(4)		10,000	10,009
			35,600
Construction Materials†
Owens Corning, 4.20%, 12/15/22		30,000	31,414
Consumer Finance — 0.3%
American Express Co., 1.55%, 5/22/18		20,000	19,979
American Express Credit Corp., 2.60%, 9/14/20		65,000	65,711
American Express Credit Corp., MTN, 2.25%, 5/5/21		40,000	39,638
CIT Group, Inc., 4.25%, 8/15/17		80,000	80,800
CIT Group, Inc., 5.00%, 8/15/22		20,000	20,987
Equifax, Inc., 3.30%, 12/15/22		30,000	30,451
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		20,000	21,034
PNC Bank N.A., 6.00%, 12/7/17		80,000	82,284
Synchrony Financial, 2.60%, 1/15/19		20,000	20,163
Synchrony Financial, 3.00%, 8/15/19		10,000	10,161
			391,208
Containers and Packaging — 0.1%
Ball Corp., 4.00%, 11/15/23		30,000	30,150
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		50,000	51,250
WestRock RKT Co., 4.00%, 3/1/23		40,000	41,333
			122,733
Diversified Consumer Services†
Catholic Health Initiatives, 2.95%, 11/1/22		20,000	19,362
George Washington University (The), 3.55%, 9/15/46		15,000	13,326
			32,688
Diversified Financial Services — 1.2%
Ally Financial, Inc., 3.50%, 1/27/19		20,000	20,200
Ally Financial, Inc., 4.625%, 3/30/25		20,000	19,975
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	100,000	108,390
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20		$200,000	200,876
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19		220,000	220,249
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		30,000	33,819
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		290,000	289,347
Goldman Sachs Group, Inc. (The), 4.25%, 10/21/25		20,000	20,421
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		30,000	29,429
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		10,000	10,526

Goldman Sachs Group, Inc. (The), MTN, 4.80%, 7/8/44	40,000	42,461
HSBC Holdings plc, 2.95%, 5/25/21	200,000	201,080
Morgan Stanley, 5.00%, 11/24/25	140,000	150,580
Morgan Stanley, 4.375%, 1/22/47	20,000	19,953
Morgan Stanley, MTN, 5.625%, 9/23/19	80,000	86,425
Morgan Stanley, MTN, 2.50%, 4/21/21	310,000	308,591
Morgan Stanley, MTN, 3.70%, 10/23/24	40,000	40,641
S&P Global, Inc., 3.30%, 8/14/20	10,000	10,223
		1,813,186
Diversified Telecommunication Services — 0.5%
AT&T, Inc., 5.00%, 3/1/21	40,000	43,190
AT&T, Inc., 3.60%, 2/17/23	30,000	30,419
AT&T, Inc., 4.45%, 4/1/24	20,000	20,937
AT&T, Inc., 3.40%, 5/15/25	100,000	96,932
AT&T, Inc., 6.55%, 2/15/39	42,000	49,691
AT&T, Inc., 4.30%, 12/15/42	40,000	35,687
British Telecommunications plc, 5.95%, 1/15/18	40,000	41,325
CenturyLink, Inc., Series Q, 6.15%, 9/15/19	30,000	32,175
Frontier Communications Corp., 8.50%, 4/15/20	20,000	21,175
Orange SA, 4.125%, 9/14/21	40,000	42,220
Telefonica Emisiones SAU, 5.46%, 2/16/21	55,000	60,423
Verizon Communications, Inc., 2.45%, 11/1/22	40,000	38,507
Verizon Communications, Inc., 2.625%, 8/15/26	20,000	18,298
Verizon Communications, Inc., 4.125%, 3/16/27	50,000	50,961
Verizon Communications, Inc., 5.05%, 3/15/34	130,000	132,445
Verizon Communications, Inc., 4.86%, 8/21/46	37,000	35,718
Verizon Communications, Inc., 5.01%, 8/21/54	21,000	20,128
		770,231
Energy Equipment and Services†
Halliburton Co., 3.80%, 11/15/25	30,000	30,532
Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp., 5.05%, 9/1/20	20,000	21,536
American Tower Corp., 3.375%, 10/15/26	50,000	47,763
Boston Properties LP, 3.65%, 2/1/26	10,000	9,979
Crown Castle International Corp., 5.25%, 1/15/23	30,000	32,774
Crown Castle International Corp., 4.45%, 2/15/26	60,000	62,496
Essex Portfolio LP, 3.625%, 8/15/22	30,000	30,770
Essex Portfolio LP, 3.25%, 5/1/23	10,000	9,973
Hospitality Properties Trust, 4.65%, 3/15/24	70,000	71,412
Kilroy Realty LP, 3.80%, 1/15/23	30,000	30,800
Kilroy Realty LP, 4.375%, 10/1/25	20,000	20,915
Kimco Realty Corp., 2.80%, 10/1/26	40,000	36,829
Simon Property Group LP, 3.25%, 11/30/26	20,000	19,633
Ventas Realty LP, 4.125%, 1/15/26	20,000	20,326
VEREIT Operating Partnership LP, 4.125%, 6/1/21	40,000	41,143
Welltower, Inc., 3.75%, 3/15/23	50,000	51,272
		507,621
Food and Staples Retailing — 0.2%
CVS Health Corp., 3.50%, 7/20/22	40,000	41,212
CVS Health Corp., 2.75%, 12/1/22	35,000	34,667
CVS Health Corp., 5.125%, 7/20/45	20,000	22,114
Dollar General Corp., 3.25%, 4/15/23	30,000	30,031
Kroger Co. (The), 3.30%, 1/15/21	50,000	51,247

Kroger Co. (The), 3.875%, 10/15/46	20,000	18,020
Sysco Corp., 3.30%, 7/15/26	10,000	9,814
Target Corp., 2.50%, 4/15/26	40,000	37,423
Wal-Mart Stores, Inc., 4.30%, 4/22/44	80,000	83,738
		328,266
Food Products — 0.1%
Kraft Heinz Foods Co., 3.95%, 7/15/25	30,000	30,475
Kraft Heinz Foods Co., 5.20%, 7/15/45	20,000	20,806
Kraft Heinz Foods Co., 4.375%, 6/1/46	20,000	18,764
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(4)	40,000	40,900
		110,945
Gas Utilities — 0.6%
Boardwalk Pipelines LP, 4.45%, 7/15/27	20,000	20,246
Enbridge Energy Partners LP, 6.50%, 4/15/18	30,000	31,364
Enbridge, Inc., 4.00%, 10/1/23	20,000	20,580
Enbridge, Inc., 4.50%, 6/10/44	20,000	18,565
Energy Transfer Equity LP, 7.50%, 10/15/20	30,000	33,600
Energy Transfer Partners LP, 4.15%, 10/1/20	40,000	41,563
Energy Transfer Partners LP, 3.60%, 2/1/23	30,000	29,853
Energy Transfer Partners LP, 4.90%, 3/15/35	20,000	19,192
Energy Transfer Partners LP, 6.50%, 2/1/42	20,000	21,654
Enterprise Products Operating LLC, 4.85%, 3/15/44	80,000	81,190
Enterprise Products Operating LLC, VRN, 7.03%, 1/15/18	20,000	20,818
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	30,000	33,220
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	20,000	21,643
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	50,000	55,602
Kinder Morgan, Inc., 5.55%, 6/1/45	10,000	10,289
Magellan Midstream Partners LP, 6.55%, 7/15/19	20,000	21,913
MPLX LP, 4.875%, 6/1/25	70,000	73,437
MPLX LP, 5.20%, 3/1/47	10,000	10,098
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	40,000	40,598
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	80,000	86,860
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	40,000	39,486
Sunoco Logistics Partners Operations LP, 3.90%, 7/15/26	45,000	43,558
Williams Cos., Inc. (The), 3.70%, 1/15/23	20,000	19,750
Williams Partners LP, 4.125%, 11/15/20	30,000	31,392
Williams Partners LP, 5.10%, 9/15/45	40,000	39,891
		866,362
Health Care Equipment and Supplies — 0.3%
Abbott Laboratories, 2.00%, 9/15/18	10,000	10,008
Abbott Laboratories, 3.75%, 11/30/26	100,000	100,064
Becton Dickinson and Co., 3.73%, 12/15/24	70,000	72,167
Medtronic, Inc., 2.50%, 3/15/20	20,000	20,289
Medtronic, Inc., 3.50%, 3/15/25	90,000	92,131
Medtronic, Inc., 4.375%, 3/15/35	40,000	41,948
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	25,000	25,970
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22	9,000	9,186
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	20,000	19,079
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44	20,000	22,773
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	20,000	20,153
		433,768
Health Care Providers and Services — 0.3%
Aetna, Inc., 2.75%, 11/15/22	30,000	30,012

Ascension Health, 3.95%, 11/15/46		10,000	9,759
Express Scripts Holding Co., 4.50%, 2/25/26		40,000	41,100
Express Scripts Holding Co., 3.40%, 3/1/27		50,000	47,184
HCA, Inc., 3.75%, 3/15/19		60,000	61,500
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/46		15,000	14,709
Mylan NV, 3.95%, 6/15/26		20,000	19,612
NYU Hospitals Center, 4.43%, 7/1/42		20,000	19,902
UnitedHealth Group, Inc., 2.875%, 12/15/21		30,000	30,598
UnitedHealth Group, Inc., 2.875%, 3/15/22		75,000	76,548
UnitedHealth Group, Inc., 3.75%, 7/15/25		40,000	41,813
Universal Health Services, Inc., 4.75%, 8/1/22(4)		20,000	20,650
			413,387
Hotels, Restaurants and Leisure — 0.1%
Aramark Services, Inc., 5.00%, 4/1/25(4)		30,000	30,975
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24(4)		25,000	24,813
McDonald's Corp., MTN, 3.375%, 5/26/25		40,000	40,395
McDonald's Corp., MTN, 4.45%, 3/1/47		60,000	60,428
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		30,000	32,550
			189,161
Household Durables — 0.2%
D.R. Horton, Inc., 3.625%, 2/15/18		40,000	40,393
D.R. Horton, Inc., 5.75%, 8/15/23		35,000	39,307
Lennar Corp., 4.75%, 12/15/17		30,000	30,488
Lennar Corp., 4.75%, 4/1/21		30,000	31,425
M.D.C. Holdings, Inc., 5.50%, 1/15/24		20,000	20,700
Newell Brands, Inc., 4.20%, 4/1/26		35,000	36,462
Newell Brands, Inc., 5.50%, 4/1/46		40,000	45,553
Toll Brothers Finance Corp., 6.75%, 11/1/19		30,000	32,925
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19		10,000	10,275
			287,528
Industrial Conglomerates — 0.1%
FedEx Corp., 4.40%, 1/15/47		20,000	19,544
General Electric Co., 2.70%, 10/9/22		70,000	70,588
General Electric Co., 4.125%, 10/9/42		30,000	30,668
General Electric Co., MTN, 2.30%, 4/27/17		60,000	60,039
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		30,000	30,494
			211,333
Insurance — 0.6%
Allianz Finance II BV, MTN, VRN, 5.75%, 7/8/21	EUR	100,000	125,258
American International Group, Inc., 4.125%, 2/15/24		$105,000	107,842
American International Group, Inc., 4.50%, 7/16/44		20,000	19,137
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		50,000	51,313
Berkshire Hathaway, Inc., 4.50%, 2/11/43		50,000	53,674
Chubb INA Holdings, Inc., 3.15%, 3/15/25		40,000	40,110
Chubb INA Holdings, Inc., 3.35%, 5/3/26		20,000	20,252
Hartford Financial Services Group, Inc. (The), 5.95%, 10/15/36		10,000	11,792
International Lease Finance Corp., 6.25%, 5/15/19		120,000	129,353
Liberty Mutual Group, Inc., 4.95%, 5/1/22(4)		20,000	21,752
Lincoln National Corp., 6.25%, 2/15/20		10,000	11,028
Markel Corp., 4.90%, 7/1/22		40,000	43,621
Markel Corp., 3.625%, 3/30/23		10,000	10,220
MetLife, Inc., 4.125%, 8/13/42		40,000	38,920
MetLife, Inc., 4.875%, 11/13/43		20,000	21,850

Principal Financial Group, Inc., 3.30%, 9/15/22	10,000	10,193
Prudential Financial, Inc., 5.375%, 6/21/20	60,000	65,854
Prudential Financial, Inc., 5.625%, 5/12/41	40,000	47,138
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(4)	20,000	20,411
Travelers Cos., Inc. (The), 4.30%, 8/25/45	10,000	10,425
Voya Financial, Inc., 5.70%, 7/15/43	20,000	22,236
WR Berkley Corp., 4.625%, 3/15/22	20,000	21,486
WR Berkley Corp., 4.75%, 8/1/44	10,000	9,917
		913,782
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.875%, 6/5/24	30,000	30,870
Fidelity National Information Services, Inc., 3.00%, 8/15/26	85,000	80,239
Hewlett Packard Enterprise Co., 3.60%, 10/15/20	60,000	61,712
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	20,000	20,802
		193,623
Machinery†
Oshkosh Corp., 5.375%, 3/1/22	50,000	52,063
Media — 0.6%
21st Century Fox America, Inc., 3.70%, 10/15/25	20,000	20,331
21st Century Fox America, Inc., 6.90%, 8/15/39	20,000	25,607
21st Century Fox America, Inc., 4.75%, 9/15/44	10,000	10,135
CBS Corp., 3.50%, 1/15/25	20,000	19,943
CBS Corp., 4.85%, 7/1/42	10,000	10,093
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25	185,000	195,672
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	10,000	11,577
Comcast Corp., 6.40%, 5/15/38	70,000	89,433
Comcast Corp., 4.75%, 3/1/44	20,000	21,145
Discovery Communications LLC, 5.625%, 8/15/19	16,000	17,272
Discovery Communications LLC, 3.25%, 4/1/23	30,000	29,313
Discovery Communications LLC, 4.90%, 3/11/26	20,000	20,837
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22	20,000	20,830
Lamar Media Corp., 5.375%, 1/15/24	30,000	31,125
NBCUniversal Media LLC, 2.875%, 1/15/23	55,000	55,188
NBCUniversal Media LLC,, 4.375%, 4/1/21	60,000	64,469
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(4)	30,000	30,750
Omnicom Group, Inc., 3.60%, 4/15/26	40,000	40,052
TEGNA, Inc., 5.125%, 7/15/20	57,000	58,995
Time Warner Cable LLC, 6.75%, 7/1/18	20,000	21,154
Time Warner Cable LLC, 5.50%, 9/1/41	10,000	10,255
Time Warner Cable LLC, 4.50%, 9/15/42	10,000	9,115
Time Warner, Inc., 4.70%, 1/15/21	30,000	32,187
Time Warner, Inc., 3.60%, 7/15/25	30,000	29,713
Time Warner, Inc., 3.80%, 2/15/27	30,000	29,730
Time Warner, Inc., 5.35%, 12/15/43	20,000	20,590
Viacom, Inc., 3.125%, 6/15/22	30,000	29,720
Viacom, Inc., 4.25%, 9/1/23	30,000	30,815
Walt Disney Co. (The), MTN, 1.85%, 7/30/26	30,000	27,152
		1,013,198
Metals and Mining — 0.1%
Barrick North America Finance LLC, 5.75%, 5/1/43	10,000	11,644
Glencore Finance Canada Ltd., 4.95%, 11/15/21(4)	20,000	21,498
Southern Copper Corp., 5.25%, 11/8/42	20,000	19,709
Steel Dynamics, Inc., 5.00%, 12/15/26(4)	50,000	50,750

Vale Overseas Ltd., 5.625%, 9/15/19	25,000	26,594
Vale Overseas Ltd., 6.25%, 8/10/26	20,000	21,775
		151,970
Multi-Utilities — 0.6%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.625%, 5/20/24	30,000	30,300
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	30,000	30,812
CMS Energy Corp., 8.75%, 6/15/19	40,000	45,693
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	20,000	19,579
Constellation Energy Group, Inc., 5.15%, 12/1/20	32,000	34,770
Dominion Resources, Inc., 2.75%, 9/15/22	70,000	68,845
Dominion Resources, Inc., 3.625%, 12/1/24	30,000	30,194
Dominion Resources, Inc., 4.90%, 8/1/41	20,000	21,202
Duke Energy Corp., 3.55%, 9/15/21	20,000	20,754
Duke Energy Corp., 2.65%, 9/1/26	70,000	65,089
Duke Energy Florida LLC, 6.35%, 9/15/37	20,000	26,282
Duke Energy Florida LLC, 3.85%, 11/15/42	20,000	19,520
Duke Energy Progress LLC, 4.15%, 12/1/44	20,000	20,353
Edison International, 3.75%, 9/15/17	40,000	40,437
Exelon Corp., 4.45%, 4/15/46	30,000	29,834
Exelon Generation Co. LLC, 4.25%, 6/15/22	20,000	20,955
Exelon Generation Co. LLC, 5.60%, 6/15/42	10,000	9,566
FirstEnergy Corp., 4.25%, 3/15/23	30,000	31,036
Florida Power & Light Co., 4.125%, 2/1/42	20,000	20,718
Georgia Power Co., 4.30%, 3/15/42	10,000	9,642
IPALCO Enterprises, Inc., 5.00%, 5/1/18	40,000	41,300
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	63,867
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17	40,000	40,400
NiSource Finance Corp., 5.65%, 2/1/45	20,000	23,325
Pacific Gas & Electric Co., 4.00%, 12/1/46	40,000	39,668
Potomac Electric Power Co., 3.60%, 3/15/24	20,000	20,689
Progress Energy, Inc., 3.15%, 4/1/22	20,000	20,233
Sempra Energy, 2.875%, 10/1/22	40,000	39,889
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	10,000	9,145
Southern Power Co., 5.15%, 9/15/41	10,000	10,125
Virginia Electric & Power Co., 3.45%, 2/15/24	30,000	30,842
Xcel Energy, Inc., 3.35%, 12/1/26	20,000	20,036
Xcel Energy, Inc., 4.80%, 9/15/41	10,000	10,362
		965,462
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23	30,000	28,101
Oil, Gas and Consumable Fuels — 0.7%
Anadarko Petroleum Corp., 5.55%, 3/15/26	40,000	44,465
Anadarko Petroleum Corp., 6.45%, 9/15/36	20,000	23,651
Antero Resources Corp., 5.00%, 3/1/25(4)	50,000	49,250
Apache Corp., 4.75%, 4/15/43	40,000	40,193
BP Capital Markets plc, 4.50%, 10/1/20	30,000	32,209
BP Capital Markets plc, 2.75%, 5/10/23	20,000	19,763
Chevron Corp., 2.10%, 5/16/21	40,000	39,717
Cimarex Energy Co., 4.375%, 6/1/24	30,000	31,207
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	30,000	31,310
Concho Resources, Inc., 5.50%, 4/1/23	50,000	51,845
Concho Resources, Inc., 4.375%, 1/15/25	30,000	30,337
ConocoPhillips Holding Co., 6.95%, 4/15/29	10,000	12,939

Ecopetrol SA, 4.125%, 1/16/25	10,000	9,710
Encana Corp., 6.50%, 2/1/38	20,000	22,394
EOG Resources, Inc., 5.625%, 6/1/19	30,000	32,250
EOG Resources, Inc., 4.10%, 2/1/21	20,000	21,125
Exxon Mobil Corp., 2.71%, 3/6/25	40,000	39,483
Exxon Mobil Corp., 3.04%, 3/1/26	50,000	50,047
Hess Corp., 6.00%, 1/15/40	30,000	30,925
Marathon Oil Corp., 3.85%, 6/1/25	40,000	39,390
Marathon Oil Corp., 5.20%, 6/1/45	20,000	19,781
Newfield Exploration Co., 5.75%, 1/30/22	20,000	21,325
Noble Energy, Inc., 4.15%, 12/15/21	50,000	52,511
Petroleos Mexicanos, 6.00%, 3/5/20	40,000	43,200
Petroleos Mexicanos, 4.875%, 1/24/22	70,000	72,184
Petroleos Mexicanos, 3.50%, 1/30/23	10,000	9,554
Petroleos Mexicanos, 6.625%, 6/15/35	10,000	10,390
Phillips 66, 4.30%, 4/1/22	50,000	53,064
Shell International Finance BV, 2.375%, 8/21/22	20,000	19,674
Shell International Finance BV, 3.25%, 5/11/25	40,000	40,427
Shell International Finance BV, 3.625%, 8/21/42	40,000	36,158
Statoil ASA, 2.45%, 1/17/23	40,000	39,466
Statoil ASA, 3.95%, 5/15/43	20,000	19,384
Suncor Energy, Inc., 6.50%, 6/15/38	10,000	12,610
Total Capital Canada Ltd., 2.75%, 7/15/23	20,000	19,845
		1,121,783
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(4)	60,000	65,972
International Paper Co., 6.00%, 11/15/41	10,000	11,622
International Paper Co., 4.40%, 8/15/47	30,000	28,427
		106,021
Pharmaceuticals — 0.3%
Actavis Funding SCS, 3.85%, 6/15/24	69,000	70,401
Actavis Funding SCS, 4.55%, 3/15/35	20,000	20,110
Actavis, Inc., 1.875%, 10/1/17	40,000	40,043
Actavis, Inc., 3.25%, 10/1/22	30,000	30,211
Actavis, Inc., 4.625%, 10/1/42	10,000	9,857
Forest Laboratories LLC, 4.875%, 2/15/21(4)	60,000	64,607
GlaxoSmithKline Capital plc, 2.85%, 5/8/22	35,000	35,326
Merck & Co., Inc., 2.40%, 9/15/22	70,000	69,550
Merck & Co., Inc., 3.70%, 2/10/45	10,000	9,545
Roche Holdings, Inc., 3.35%, 9/30/24(4)	20,000	20,570
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21	130,000	127,441
		497,661
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	39,000	40,819
Burlington Northern Santa Fe LLC, 3.25%, 6/15/27	30,000	30,259
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	60,000	62,366
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	10,000	10,025
CSX Corp., 3.40%, 8/1/24	30,000	30,476
CSX Corp., 3.80%, 11/1/46	10,000	9,154
Norfolk Southern Corp., 5.75%, 4/1/18	10,000	10,408
Norfolk Southern Corp., 3.25%, 12/1/21	40,000	41,123
Penske Truck Leasing Co. LP / PTL Finance Corp., 2.875%, 7/17/18(4)	10,000	10,130
Union Pacific Corp., 4.00%, 2/1/21	20,000	21,186

Union Pacific Corp., 4.75%, 9/15/41	10,000	10,931
Union Pacific Corp., 4.05%, 11/15/45	20,000	20,027
Union Pacific Corp., 3.35%, 8/15/46	10,000	9,109
		306,013
Semiconductors and Semiconductor Equipment†
Lam Research Corp., 2.80%, 6/15/21	50,000	50,215
Software — 0.3%
Activision Blizzard, Inc., 2.30%, 9/15/21(4)	30,000	29,402
Microsoft Corp., 2.70%, 2/12/25	70,000	68,853
Microsoft Corp., 3.125%, 11/3/25	45,000	45,478
Microsoft Corp., 3.45%, 8/8/36	60,000	56,981
Microsoft Corp., 4.25%, 2/6/47	40,000	41,093
Oracle Corp., 2.50%, 10/15/22	25,000	24,886
Oracle Corp., 3.625%, 7/15/23	30,000	31,473
Oracle Corp., 2.65%, 7/15/26	80,000	76,261
Oracle Corp., 4.30%, 7/8/34	20,000	20,804
Oracle Corp., 4.00%, 7/15/46	20,000	19,123
		414,354
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.35%, 9/15/25	20,000	20,589
Home Depot, Inc. (The), 3.00%, 4/1/26	40,000	39,973
Home Depot, Inc. (The), 5.95%, 4/1/41	40,000	51,282
United Rentals North America, Inc., 4.625%, 7/15/23	20,000	20,675
		132,519
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 1.00%, 5/3/18	30,000	29,913
Apple, Inc., 2.85%, 5/6/21	30,000	30,727
Apple, Inc., 3.00%, 2/9/24	20,000	20,185
Apple, Inc., 2.50%, 2/9/25	140,000	135,572
Apple, Inc., 4.65%, 2/23/46	20,000	21,498
Diamond 1 Finance Corp. / Diamond 2 Finance Corp., 6.02%, 6/15/26(4)	150,000	164,120
Seagate HDD Cayman, 4.75%, 6/1/23	40,000	40,225
		442,240
Textiles, Apparel and Luxury Goods†
PVH Corp., 4.50%, 12/15/22	30,000	30,450
Tobacco — 0.1%
Altria Group, Inc., 2.85%, 8/9/22	40,000	40,126
Philip Morris International, Inc., 4.125%, 5/17/21	40,000	42,465
Reynolds American, Inc., 4.45%, 6/12/25	20,000	21,085
		103,676
Wireless Telecommunication Services — 0.1%
Sprint Communications, Inc., 9.00%, 11/15/18(4)	40,000	43,650
T-Mobile USA, Inc., 6.46%, 4/28/19	40,000	40,150
		83,800
TOTAL CORPORATE BONDS (Cost $18,184,280)		18,367,812
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(5) — 10.3%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.1%
FHLMC, VRN, 1.81%, 4/15/17	19,356	19,869
FHLMC, VRN, 1.92%, 4/15/17	28,352	29,042
FHLMC, VRN, 1.99%, 4/15/17	24,593	25,540
FHLMC, VRN, 2.31%, 4/15/17	73,246	74,187
FHLMC, VRN, 2.38%, 4/15/17	199,803	204,221
FHLMC, VRN, 2.50%, 4/15/17	91,218	93,935

FHLMC, VRN, 2.60%, 4/15/17	110,929	113,490
FHLMC, VRN, 2.68%, 4/15/17	38,718	40,967
FHLMC, VRN, 2.85%, 4/15/17	20,504	21,737
FHLMC, VRN, 2.86%, 4/15/17	83,209	88,015
FHLMC, VRN, 2.87%, 4/15/17	48,708	50,268
FHLMC, VRN, 2.87%, 4/15/17	41,234	43,571
FHLMC, VRN, 3.01%, 4/15/17	7,275	7,718
FHLMC, VRN, 3.14%, 4/15/17	13,833	14,642
FHLMC, VRN, 3.14%, 4/15/17	21,609	22,762
FHLMC, VRN, 3.67%, 4/15/17	15,956	16,676
FHLMC, VRN, 4.07%, 4/15/17	23,322	24,178
FHLMC, VRN, 4.25%, 4/15/17	26,683	27,739
FHLMC, VRN, 4.27%, 4/15/17	10,996	11,409
FHLMC, VRN, 4.97%, 4/15/17	25,797	26,994
FHLMC, VRN, 4.99%, 4/15/17	18,795	19,395
FHLMC, VRN, 5.12%, 4/15/17	6,826	7,080
FNMA, VRN, 2.04%, 4/25/17	29,365	30,457
FNMA, VRN, 2.62%, 4/25/17	89,665	91,603
FNMA, VRN, 2.78%, 4/25/17	33,498	35,093
FNMA, VRN, 2.80%, 4/25/17	45,769	48,477
FNMA, VRN, 2.82%, 4/25/17	80,393	83,708
FNMA, VRN, 2.82%, 4/25/17	37,725	39,305
FNMA, VRN, 2.82%, 4/25/17	48,227	50,125
FNMA, VRN, 2.82%, 4/25/17	39,946	41,616
FNMA, VRN, 3.09%, 4/25/17	14,643	15,445
FNMA, VRN, 3.21%, 4/25/17	125,000	128,169
FNMA, VRN, 3.30%, 4/25/17	13,670	14,492
FNMA, VRN, 3.31%, 4/25/17	23,920	24,904
FNMA, VRN, 3.32%, 4/25/17	10,093	10,604
FNMA, VRN, 3.60%, 4/25/17	34,319	35,895
FNMA, VRN, 3.93%, 4/25/17	24,473	25,426
FNMA, VRN, 4.93%, 4/25/17	15,637	16,581
		1,675,335
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 9.2%
FHLMC, 4.50%, 1/1/19	18,369	18,816
FHLMC, 6.50%, 1/1/28	3,374	3,829
FHLMC, 6.50%, 6/1/29	3,611	4,021
FHLMC, 8.00%, 7/1/30	4,282	5,064
FHLMC, 5.50%, 12/1/33	85,196	96,112
FHLMC, 5.50%, 1/1/38	13,791	15,308
FHLMC, 6.00%, 8/1/38	18,823	21,387
FHLMC, 3.00%, 2/1/43	330,637	329,718
FHLMC, 6.50%, 7/1/47	2,130	2,292
FNMA, 3.00%, 4/12/17(6)	1,500,000	1,487,695
FNMA, 3.50%, 4/12/17(6)	2,525,000	2,583,193
FNMA, 4.00%, 4/12/17(6)	846,000	887,441
FNMA, 4.50%, 4/12/17(6)	725,000	777,534
FNMA, 4.50%, 5/1/19	9,914	10,172
FNMA, 4.50%, 5/1/19	13,209	13,553
FNMA, 6.50%, 1/1/28	3,789	4,212
FNMA, 6.50%, 1/1/29	8,100	9,257
FNMA, 7.50%, 7/1/29	18,320	20,447
FNMA, 7.50%, 9/1/30	3,710	4,455

FNMA, 5.00%, 7/1/31	118,729	130,163
FNMA, 6.50%, 1/1/32	5,107	5,680
FNMA, 5.50%, 6/1/33	25,062	28,125
FNMA, 5.50%, 8/1/33	54,476	61,020
FNMA, 5.00%, 11/1/33	146,041	160,226
FNMA, 5.50%, 1/1/34	50,835	56,938
FNMA, 5.00%, 4/1/35	115,882	126,801
FNMA, 4.50%, 9/1/35	70,588	75,951
FNMA, 5.00%, 2/1/36	115,560	126,492
FNMA, 5.50%, 1/1/37	83,791	93,574
FNMA, 5.50%, 2/1/37	20,162	22,480
FNMA, 6.00%, 7/1/37	133,758	152,211
FNMA, 6.50%, 8/1/37	48,769	54,037
FNMA, 5.00%, 4/1/40	195,678	214,127
FNMA, 5.00%, 6/1/40	139,710	152,788
FNMA, 3.50%, 1/1/41	365,676	376,411
FNMA, 4.00%, 1/1/41	594,113	629,960
FNMA, 4.00%, 5/1/41	128,065	134,854
FNMA, 5.00%, 6/1/41	160,954	176,074
FNMA, 4.50%, 7/1/41	160,431	173,067
FNMA, 4.50%, 9/1/41	40,219	43,327
FNMA, 4.00%, 12/1/41	210,278	222,409
FNMA, 4.00%, 1/1/42	60,147	63,365
FNMA, 4.00%, 1/1/42	227,272	239,347
FNMA, 3.50%, 5/1/42	392,209	403,507
FNMA, 3.50%, 6/1/42	95,373	98,057
FNMA, 3.50%, 5/1/45	789,029	809,075
FNMA, 6.50%, 8/1/47	4,130	4,470
FNMA, 6.50%, 9/1/47	9,499	10,258
FNMA, 6.50%, 9/1/47	639	692
FNMA, 6.50%, 9/1/47	7,010	7,563
FNMA, 6.50%, 9/1/47	1,870	2,014
GNMA, 3.00%, 4/20/17(6)	500,000	504,414
GNMA, 3.50%, 4/20/17(6)	525,000	544,339
GNMA, 4.00%, 4/20/17(6)	1,000,000	1,056,328
GNMA, 7.00%, 4/20/26	11,282	13,028
GNMA, 7.50%, 8/15/26	7,235	8,280
GNMA, 7.00%, 2/15/28	3,234	3,259
GNMA, 7.50%, 2/15/28	3,090	3,124
GNMA, 6.50%, 5/15/28	517	586
GNMA, 6.50%, 5/15/28	1,706	1,935
GNMA, 7.00%, 12/15/28	2,804	2,822
GNMA, 7.00%, 5/15/31	22,206	26,050
GNMA, 5.50%, 11/15/32	52,653	59,428
GNMA, 4.50%, 1/15/40	50,514	54,114
GNMA, 4.50%, 5/20/41	137,892	148,908
GNMA, 4.50%, 6/15/41	76,806	83,806
GNMA, 4.00%, 12/15/41	256,222	270,945
GNMA, 3.50%, 7/20/42	100,276	104,440
GNMA, 2.50%, 7/20/46	216,507	210,283

GNMA, 2.50%, 8/20/46	145,911	141,716
		14,387,374
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $15,882,787)		16,062,709
COLLATERALIZED MORTGAGE OBLIGATIONS(5) — 2.0%
Private Sponsor Collateralized Mortgage Obligations — 1.5%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	4,775	4,852
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 3.19%, 4/1/17	45,210	44,907
Agate Bay Mortgage Loan Trust, Series 2014-2, Class A14, VRN, 3.75%, 4/1/17(4)	57,607	59,148
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 4/1/17(4)	130,718	130,815
Banc of America Mortgage Securities, Inc., Series 2004-E, Class 2A6 SEQ, VRN, 3.35%, 4/1/17	43,617	43,244
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	12,683	13,064
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.95%, 4/1/17	47,907	46,374
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.70%, 4/1/17	36,852	36,395
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 3.04%, 4/1/17	11,865	11,696
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 2.76%, 4/25/17	30,835	31,967
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	1,756	1,747
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.07%, 4/1/17	14,512	14,269
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.90%, 4/1/17	17,918	17,418
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 2.71%, 4/1/17	34,119	33,191
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 3.25%, 4/1/17	30,638	30,439
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 3.11%, 4/1/17	46,525	46,067
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.09%, 4/1/17	117,711	121,882
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.08%, 4/1/17	28,825	28,891
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 3.10%, 4/1/17	20,246	20,175
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 3.20%, 4/1/17	11,602	11,567
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.56%, 4/1/17	20,571	20,775
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 4/1/17(4)	38,143	37,821
JPMorgan Mortgage Trust, Series 2016-4, Class A3, VRN, 3.50%, 4/1/17(4)	93,871	94,913
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 4/1/17(4)	124,661	126,044
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 3.05%, 4/1/17	137,678	141,059
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.06%, 4/25/17	90,287	88,903
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.98%, 4/1/17	46,396	45,639
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.83%, 4/1/17	5,607	5,778
Sequoia Mortgage Trust, Series 2012-1, Class 1A1, VRN, 2.87%, 4/1/17	10,128	10,241
Sequoia Mortgage Trust, Series 2013-12, Class A1 SEQ, 4.00%, 12/25/43(4)	23,232	23,933
Sequoia Mortgage Trust, Series 2017-1, Class A1, VRN, 3.50%, 4/1/17(4)	99,161	100,196
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 4/1/17(4)	48,110	46,842
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 3A2, VRN, 3.16%, 4/1/17	15,724	16,349
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.22%, 4/1/17	84,750	84,515
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.72%, 4/25/17	65,814	60,820
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 4/1/17(4)	71,897	73,375
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.00%, 4/1/17	113,212	110,811
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-S, Class A1, VRN, 3.04%, 4/1/17	24,279	24,758
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.00%, 4/1/17	27,236	27,580
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	14,975	14,702
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-9, Class 2A6, 5.25%, 10/25/35	36,061	37,113
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 3.07%, 4/1/17	80,257	84,007
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 3.07%, 4/1/17	26,140	26,743
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 3.07%, 4/1/17	50,593	51,634
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.20%, 4/1/17	21,213	21,333
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 3.10%, 4/1/17	44,010	43,985
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	26,536	26,480

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	18,226	18,297
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	16,429	16,581
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	10,454	10,726
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	6,457	6,766
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.29%, 4/1/17	21,482	20,827
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	35,114	36,929
		2,304,583
U.S. Government Agency Collateralized Mortgage Obligations — 0.5%
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.28%, 4/25/17	75,000	75,250
FHLMC, Series 2016-HQA3, Class M2, VRN, 2.33%, 4/25/17	75,000	75,549
FNMA, Series 2014-C02, Class 1M2, VRN, 3.58%, 4/25/17	225,000	229,759
FNMA, Series 2014-C02, Class 2M2, VRN, 3.58%, 4/25/17	125,000	127,066
FNMA, Series 2016-C04, Class 1M1, VRN, 2.43%, 4/25/17	134,611	136,113
FNMA, Series 2016-C05, Class 2M1, VRN, 2.33%, 4/25/17	95,476	96,028
FNMA, Series 2017-C01, Class 1M1, VRN, 2.28%, 4/25/17	123,703	124,331
		864,096
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,167,052)		3,168,679
COMMERCIAL MORTGAGE-BACKED SECURITIES(5) — 1.8%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.71%, 4/15/17(4)	125,000	125,089
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(4)	100,000	101,031
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(4)	200,000	204,917
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.86%, 4/15/17(4)	216,050	216,311
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.71%, 4/15/17(4)	150,000	150,285
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM SEQ, VRN, 4.43%, 4/1/17	125,000	133,733
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 4/1/17	125,000	131,355
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 4/1/17	125,000	130,238
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 4/1/17	100,000	101,215
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	50,000	48,345
Commercial Mortgage Trust, Series 2016-CD2, Class A4, VRN, 3.53%, 4/1/17	150,000	153,881
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(4)	150,000	151,813
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(4)	250,000	241,656
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 4/10/17(4)	200,000	203,763
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 4/1/17	75,000	77,682
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4, 3.41%, 3/15/50	170,000	171,912
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4, 4.17%, 12/15/46	50,000	53,546
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	75,000	80,388
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.81%, 4/15/17(4)	150,000	150,093
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%, 8/15/49	100,000	96,838
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.45%, 4/1/17(4)	125,000	126,293
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $2,854,617)		2,850,384
ASSET-BACKED SECURITIES(5) — 1.6%
American Homes 4 Rent, Series 2014-SFR1, Class A, VRN, 1.94%, 4/17/17(4)	272,278	272,507
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(4)	33,333	33,377
Chesapeake Funding LLC, Series 2014-1A, Class A, VRN, 1.25%, 4/7/17(4)	56,853	56,804
Colony American Homes, Series 2014-2A, Class A, VRN, 1.93%, 4/17/17(4)	144,684	144,567
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 2.19%, 4/17/17(4)	249,428	251,405
Dell Equipment Finance Trust, Series 2015-2, Class A2B, VRN, 1.88%, 4/22/17(4)	19,157	19,174
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(4)	84,512	84,526
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 SEQ, 1.83%, 9/20/21(4)	83,708	83,693
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 SEQ, 2.13%, 7/20/22(4)	100,000	100,141

Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 1.26%, 4/10/17(4)	36,856	36,851
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(4)	125,000	124,636
Hilton Grand Vacations Trust, Series 2013-A, Class A SEQ, 2.28%, 1/25/26(4)	22,611	22,547
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(4)	95,408	94,278
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(4)	100,000	99,985
Honda Auto Receivables Owner Trust, Series 2017-1, Class A2 SEQ, 1.42%, 7/22/19	150,000	150,056
Hyundai Auto Receivables Trust, Series 2017-A, Class A2A SEQ, 1.48%, 2/18/20	200,000	199,999
Invitation Homes Trust, Series 2014-SFR1, Class A, VRN, 1.77%, 4/17/17(4)	24,934	24,952
MVW Owner Trust, Series 2014-1A, Class A, 2.25%, 9/22/31(4)	50,795	50,399
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(4)	60,288	60,013
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(4)	89,829	88,577
Progress Residential Trust, Series 2016-SFR2, Class A, VRN, 2.34%, 4/17/17(4)	75,000	75,771
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(4)	100,000	100,727
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(4)	65,874	65,827
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(4)	40,731	40,847
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 1.24%, 4/17/17	4,364	4,364
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	16,781	17,191
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(4)	170,613	170,012
TOTAL ASSET-BACKED SECURITIES (Cost $2,472,410)		2,473,226
EXCHANGE-TRADED FUNDS — 0.5%
SPDR S&P Bank ETF (Cost $826,327)	19,092	820,574
MUNICIPAL SECURITIES — 0.5%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	20,000	27,138
California GO, (Building Bonds), 7.60%, 11/1/40	20,000	29,916
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	32,382
Los Angeles Community College District GO, 6.68%, 8/1/36	20,000	26,840
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	25,000	32,019
Los Angeles Department of Water & Power Rev., 5.72%, 7/1/39	20,000	24,579
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	20,233
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	20,000	23,777
New Jersey State Turnpike Authority Rev., 7.41%, 1/1/40	65,000	93,770
New York City Water & Sewer System Rev., 5.95%, 6/15/42	45,000	58,325
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	30,000	34,056
Oregon State Department of Transportation Highway User Tax Rev., Series 2010 A, (Building Bonds), 5.83%, 11/15/34	20,000	25,248
Port Authority of New York & New Jersey Rev., 4.46%, 10/1/62	45,000	47,147
Rutgers State University of New Jersey Rev., 5.67%, 5/1/40	40,000	47,133
Sacramento Municipal Utility District Electric Rev., 6.16%, 5/15/36	25,000	30,954
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	25,000	28,665
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	20,000	28,281
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	30,000	36,613
State of California GO, 7.55%, 4/1/39	20,000	29,373
State of California GO, 7.30%, 10/1/39	30,000	42,224
State of Illinois GO, 5.10%, 6/1/33	40,000	36,568
TOTAL MUNICIPAL SECURITIES (Cost $679,682)		755,241
U.S. GOVERNMENT AGENCY SECURITIES — 0.5%
FNMA, 2.125%, 4/24/26	40,000	38,227
FNMA, 6.625%, 11/15/30	500,000	706,028
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $714,191)		744,255

SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21		$30,000	31,875
Italy†
Republic of Italy Government International Bond, 6.875%, 9/27/23		30,000	35,094
Mexico — 0.1%
Mexico Government International Bond, MTN, 4.75%, 3/8/44		60,000	58,500
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		10,000	12,963
Peruvian Government International Bond, 5.625%, 11/18/50		30,000	35,812
			48,775
Poland†
Republic of Poland Government International Bond, 5.125%, 4/21/21		35,000	38,384
Republic of Poland Government International Bond, 3.00%, 3/17/23		10,000	9,997
			48,381
Portugal — 0.2%
Portugal Obrigacoes do Tesouro OT, 2.875%, 10/15/25(4)	EUR	200,000	205,582
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$20,000	17,740
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $453,099)			445,947
TEMPORARY CASH INVESTMENTS — 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $4,585,437)		4,585,437	4,585,437
TOTAL INVESTMENT SECURITIES — 105.2% (Cost $146,762,787)			164,547,529
OTHER ASSETS AND LIABILITIES(7) — (5.2)%			(8,076,469)
TOTAL NET ASSETS — 100.0%			$156,471,060

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	639,363	EUR	601,281	JPMorgan Chase Bank N.A.	6/21/17	(4,450)

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
12	U.S. Treasury 2-Year Notes	June 2017	2,597,438	(1,902)

SWAP AGREEMENTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS*
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America Investment Grade Index Series 27	1,000,000	Sell	1.00	12/20/21	0.59%	9,167	18,849

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.26	11/15/26	1,636
Bank of America N.A.	500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.29	11/16/26	341
Bank of America N.A.	500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.28	11/21/26	873
						2,850

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

***Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller's performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPI	-	Consumer Price Index
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
MTN	-	Medium Term Note
NSA	-	Not Seasonally Adjusted
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $45,345.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $5,432,500, which represented 3.5% of total net assets.

(5)	Final maturity date indicated, unless otherwise noted.

(6)	Forward commitment. Settlement date is indicated.

(7)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	92,153,468	—	—
U.S. Treasury Securities	—	22,119,797	—
Corporate Bonds	—	18,367,812	—
U.S. Government Agency Mortgage-Backed Securities	—	16,062,709	—
Collateralized Mortgage Obligations	—	3,168,679	—
Commercial Mortgage-Backed Securities	—	2,850,384	—
Asset-Backed Securities	—	2,473,226	—
Exchange-Traded Funds	820,574	—	—
Municipal Securities	—	755,241	—
U.S. Government Agency Securities	—	744,255	—
Sovereign Governments and Agencies	—	445,947	—
Temporary Cash Investments	4,585,437	—	—
	97,559,479	66,988,050	—
Other Financial Instruments
Swap Agreements	—	21,699	—

Liabilities
Other Financial Instruments
Futures Contracts	1,902	—	—
Forward Foreign Currency Exchange Contracts	—	4,450	—
	1,902	4,450	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$147,291,204
Gross tax appreciation of investments	$18,595,085
Gross tax depreciation of investments	(1,338,760)
Net tax appreciation (depreciation) of investments	$17,256,325

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Capital Appreciation Fund
March 31, 2017

VP Capital Appreciation - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 0.6%
L3 Technologies, Inc.	19,259	3,183,320
Airlines — 0.8%
Spirit Airlines, Inc.(1)	78,139	4,146,837
Auto Components — 1.1%
Delphi Automotive plc	65,654	5,284,491
Banks — 2.5%
BankUnited, Inc.	86,296	3,219,704
SVB Financial Group(1)	25,160	4,682,024
Zions Bancorp	104,237	4,377,954
		12,279,682
Beverages — 3.2%
Constellation Brands, Inc., Class A	30,903	5,008,449
Molson Coors Brewing Co., Class B	50,347	4,818,712
Monster Beverage Corp.(1)	121,808	5,623,875
		15,451,036
Biotechnology — 2.9%
Alexion Pharmaceuticals, Inc.(1)	31,615	3,833,003
Alkermes plc(1)	23,859	1,395,751
BioMarin Pharmaceutical, Inc.(1)	27,719	2,433,174
Incyte Corp.(1)	50,208	6,711,303
		14,373,231
Building Products — 1.5%
Fortune Brands Home & Security, Inc.	68,508	4,168,712
Lennox International, Inc.	18,828	3,149,924
		7,318,636
Capital Markets — 3.5%
Affiliated Managers Group, Inc.	36,545	5,991,188
S&P Global, Inc.	40,815	5,336,153
SEI Investments Co.	113,950	5,747,638
		17,074,979
Chemicals — 1.7%
Axalta Coating Systems Ltd.(1)	77,107	2,482,845
Ingevity Corp.(1)	50,158	3,052,114
Scotts Miracle-Gro Co. (The), Class A	30,186	2,819,071
		8,354,030
Commercial Services and Supplies†
Brink's Co. (The)	2,062	110,214
Communications Equipment — 0.6%
ARRIS International plc(1)	24,463	647,046
Palo Alto Networks, Inc.(1)	18,378	2,070,833
		2,717,879
Construction and Engineering — 0.5%
Jacobs Engineering Group, Inc.	47,526	2,627,237
Construction Materials — 1.4%
Vulcan Materials Co.	57,415	6,917,359

Consumer Finance — 1.1%
Discover Financial Services	76,267	5,215,900
Containers and Packaging — 1.8%
Ball Corp.	118,745	8,818,004
Distributors — 1.0%
LKQ Corp.(1)	160,529	4,698,684
Electrical Equipment — 1.3%
Acuity Brands, Inc.	13,076	2,667,504
AMETEK, Inc.	68,387	3,698,369
		6,365,873
Electronic Equipment, Instruments and Components — 2.8%
CDW Corp.	80,742	4,659,621
Dolby Laboratories, Inc., Class A	89,751	4,703,850
Trimble, Inc.(1)	137,964	4,416,227
		13,779,698
Equity Real Estate Investment Trusts (REITs) — 4.0%
Crown Castle International Corp.	53,921	5,092,838
Equinix, Inc.	22,821	9,136,844
SBA Communications Corp.(1)	45,327	5,456,011
		19,685,693
Food and Staples Retailing — 0.8%
Costco Wholesale Corp.	21,964	3,683,143
Food Products — 2.9%
Blue Buffalo Pet Products, Inc.(1)	128,010	2,944,230
Dean Foods Co.	75,746	1,489,166
Kellogg Co.	60,567	4,397,770
TreeHouse Foods, Inc.(1)	61,022	5,166,123
		13,997,289
Health Care Equipment and Supplies — 5.4%
Baxter International, Inc.	134,771	6,989,224
Nevro Corp.(1)	38,836	3,638,933
NuVasive, Inc.(1)	58,166	4,343,837
Teleflex, Inc.	38,219	7,404,167
West Pharmaceutical Services, Inc.	46,492	3,794,212
		26,170,373
Health Care Providers and Services — 3.0%
Amedisys, Inc.(1)	57,843	2,955,199
Centene Corp.(1)	38,721	2,759,259
Humana, Inc.	24,563	5,063,417
Universal Health Services, Inc., Class B	31,225	3,885,951
		14,663,826
Hotels, Restaurants and Leisure — 4.8%
Chipotle Mexican Grill, Inc.(1)	5,661	2,522,089
Hilton Worldwide Holdings, Inc.	39,754	2,324,019
Las Vegas Sands Corp.	59,954	3,421,575
MGM Resorts International	185,374	5,079,247
Panera Bread Co., Class A(1)	15,667	4,102,717
Papa John's International, Inc.	30,069	2,406,723
Vail Resorts, Inc.	19,938	3,826,102
		23,682,472
Household Durables — 2.8%
Newell Brands, Inc.	292,101	13,778,404

Internet and Direct Marketing Retail — 1.0%
Expedia, Inc.	39,269	4,954,570
Internet Software and Services — 1.9%
CoStar Group, Inc.(1)	22,675	4,698,713
eBay, Inc.(1)	105,397	3,538,177
LogMeIn, Inc.	12,699	1,238,153
		9,475,043
IT Services — 5.8%
Alliance Data Systems Corp.	25,054	6,238,446
Booz Allen Hamilton Holding Corp.	168,950	5,979,140
Computer Sciences Corp.	32,853	2,267,186
Fidelity National Information Services, Inc.	91,801	7,309,196
Vantiv, Inc., Class A(1)	100,967	6,474,004
		28,267,972
Life Sciences Tools and Services — 0.3%
Bio-Techne Corp.	14,412	1,464,980
Machinery — 5.9%
Ingersoll-Rand plc	49,531	4,027,861
John Bean Technologies Corp.	29,658	2,608,421
Kennametal, Inc.	53,370	2,093,705
Middleby Corp. (The)(1)	61,442	8,383,761
Parker-Hannifin Corp.	17,990	2,884,157
Snap-on, Inc.	34,301	5,785,550
WABCO Holdings, Inc.(1)	24,634	2,892,524
		28,675,979
Media — 1.6%
Charter Communications, Inc., Class A(1)	13,225	4,328,807
Scripps Networks Interactive, Inc., Class A	46,402	3,636,525
		7,965,332
Multiline Retail — 1.9%
Dollar General Corp.	53,924	3,760,120
Dollar Tree, Inc.(1)	67,593	5,303,347
		9,063,467
Oil, Gas and Consumable Fuels — 1.5%
Concho Resources, Inc.(1)	55,713	7,150,207
Pharmaceuticals — 3.2%
Catalent, Inc.(1)	121,785	3,448,951
Jazz Pharmaceuticals plc(1)	12,911	1,873,773
Zoetis, Inc.	193,456	10,324,747
		15,647,471
Professional Services — 3.5%
Equifax, Inc.	55,065	7,529,588
IHS Markit Ltd.(1)	60,435	2,535,248
Verisk Analytics, Inc., Class A(1)	84,585	6,863,227
		16,928,063
Road and Rail — 1.7%
Canadian Pacific Railway Ltd., (New York)	19,044	2,797,945
Norfolk Southern Corp.	49,058	5,493,024
		8,290,969
Semiconductors and Semiconductor Equipment — 3.7%
Broadcom Ltd.	21,343	4,673,263
Cavium, Inc.(1)	33,969	2,434,219
KLA-Tencor Corp.	60,799	5,780,161

NVIDIA Corp.	45,768	4,985,508
		17,873,151
Software — 7.5%
Activision Blizzard, Inc.	48,959	2,441,096
CDK Global, Inc.	65,424	4,253,214
Electronic Arts, Inc.(1)	102,125	9,142,230
Guidewire Software, Inc.(1)	60,403	3,402,501
ServiceNow, Inc.(1)	54,994	4,810,325
Splunk, Inc.(1)	67,589	4,210,119
Symantec Corp.	91,452	2,805,747
Tyler Technologies, Inc.(1)	36,425	5,629,848
		36,695,080
Specialty Retail — 6.2%
AutoZone, Inc.(1)	6,635	4,797,437
Burlington Stores, Inc.(1)	49,793	4,844,361
Michaels Cos., Inc. (The)(1)	108,186	2,422,284
O'Reilly Automotive, Inc.(1)	24,611	6,641,032
Ross Stores, Inc.	105,087	6,922,081
Ulta Salon, Cosmetics & Fragrance, Inc.(1)	15,774	4,499,218
		30,126,413
Textiles, Apparel and Luxury Goods — 0.9%
Coach, Inc.	65,456	2,705,296
Columbia Sportswear Co.	31,325	1,840,344
		4,545,640
Trading Companies and Distributors — 0.6%
United Rentals, Inc.(1)	22,391	2,799,995
TOTAL COMMON STOCKS (Cost $383,083,402)		484,302,622
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.75%, 7/31/17 - 2/15/24, valued at $1,460,445), in a joint trading account at 0.67%, dated 3/31/17, due 4/3/17 (Delivery value $1,430,760)		1,430,680
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/46, valued at $2,649,306), at 0.22%, dated 3/31/17, due 4/3/17 (Delivery value $2,596,048)		2,596,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,947	1,947
TOTAL TEMPORARY CASH INVESTMENTS (Cost $4,028,627)		4,028,627
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $387,112,029)		488,331,249
OTHER ASSETS AND LIABILITIES†		163,349
TOTAL NET ASSETS — 100.0%		$488,494,598

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,497,174	CAD	3,336,909	Morgan Stanley	6/30/17	(15,099)

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
USD	-	United States Dollar

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	484,302,622	—	—
Temporary Cash Investments	1,947	4,026,680	—
	484,304,569	4,026,680	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	15,099	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$387,940,147
Gross tax appreciation of investments	$103,532,159
Gross tax depreciation of investments	(3,141,057)
Net tax appreciation (depreciation) of investments	$100,391,102

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Growth Fund
March 31, 2017

VP Growth - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.4%
Aerospace and Defense — 2.0%
Boeing Co. (The)	116	20,516
Lockheed Martin Corp.	336	89,913
		110,429
Airlines — 1.5%
Delta Air Lines, Inc.	1,747	80,292
Banks — 1.3%
Bank of America Corp.	1,111	26,208
Citizens Financial Group, Inc.	699	24,150
Regions Financial Corp.	1,484	21,563
		71,921
Beverages — 2.8%
Dr Pepper Snapple Group, Inc.	274	26,830
PepsiCo, Inc.	1,122	125,507
		152,337
Biotechnology — 5.9%
Amgen, Inc.	683	112,060
Biogen, Inc.(1)	316	86,401
Gilead Sciences, Inc.	819	55,626
Incyte Corp.(1)	159	21,253
Regeneron Pharmaceuticals, Inc.(1)	111	43,014
		318,354
Capital Markets — 1.1%
Charles Schwab Corp. (The)	1,439	58,726
Chemicals — 2.3%
Dow Chemical Co. (The)	1,163	73,897
LyondellBasell Industries NV, Class A	530	48,331
		122,228
Consumer Finance — 0.9%
American Express Co.	640	50,630
Electronic Equipment, Instruments and Components — 0.6%
CDW Corp.	550	31,741
Energy Equipment and Services — 0.5%
Halliburton Co.	525	25,835
Equity Real Estate Investment Trusts (REITs) — 2.1%
Equity Residential	1,038	64,585
SBA Communications Corp.(1)	414	49,833
		114,418
Food and Staples Retailing — 2.2%
Kroger Co. (The)	1,105	32,587
Wal-Mart Stores, Inc.	1,229	88,586
		121,173
Food Products — 0.5%
Hormel Foods Corp.	859	29,747
Health Care Equipment and Supplies — 4.1%
C.R. Bard, Inc.	149	37,032
Edwards Lifesciences Corp.(1)	755	71,023
Hologic, Inc.(1)	710	30,211

Intuitive Surgical, Inc.(1)	109	83,545
		221,811
Health Care Providers and Services — 2.0%
Cardinal Health, Inc.	589	48,033
Express Scripts Holding Co.(1)	605	39,876
Quest Diagnostics, Inc.	217	21,307
		109,216
Health Care Technology — 0.7%
Cerner Corp.(1)	617	36,310
Hotels, Restaurants and Leisure — 2.1%
Chipotle Mexican Grill, Inc.(1)	91	40,542
Darden Restaurants, Inc.	364	30,456
Las Vegas Sands Corp.	760	43,373
		114,371
Household Products — 1.5%
Church & Dwight Co., Inc.	867	43,237
Procter & Gamble Co. (The)	396	35,581
		78,818
Industrial Conglomerates — 1.6%
3M Co.	440	84,185
Internet and Direct Marketing Retail — 5.4%
Amazon.com, Inc.(1)	283	250,891
Expedia, Inc.	348	43,907
		294,798
Internet Software and Services — 9.5%
Alphabet, Inc., Class A(1)	455	385,749
Facebook, Inc., Class A(1)	541	76,849
LogMeIn, Inc.	142	13,845
VeriSign, Inc.(1)	431	37,545
		513,988
IT Services — 5.8%
Computer Sciences Corp.	545	37,611
Fiserv, Inc.(1)	731	84,292
Global Payments, Inc.	405	32,675
Visa, Inc., Class A	1,799	159,877
		314,455
Life Sciences Tools and Services — 1.2%
Agilent Technologies, Inc.	826	43,670
Illumina, Inc.(1)	67	11,433
Waters Corp.(1)	77	12,036
		67,139
Machinery — 3.8%
Caterpillar, Inc.	340	31,538
Cummins, Inc.	267	40,370
Parker-Hannifin Corp.	224	35,912
WABCO Holdings, Inc.(1)	447	52,487
Wabtec Corp.	593	46,254
		206,561
Media — 5.1%
Comcast Corp., Class A	4,744	178,327
DISH Network Corp., Class A(1)	263	16,698
Sirius XM Holdings, Inc.	5,132	26,430

Walt Disney Co. (The)	476	53,973
		275,428
Multiline Retail — 1.2%
Dollar Tree, Inc.(1)	798	62,611
Oil, Gas and Consumable Fuels — 0.5%
Concho Resources, Inc.(1)	225	28,877
Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	604	51,213
Pharmaceuticals — 1.8%
Bristol-Myers Squibb Co.	852	46,332
Johnson & Johnson	414	51,564
		97,896
Road and Rail — 0.8%
Union Pacific Corp.	433	45,863
Semiconductors and Semiconductor Equipment — 3.9%
Applied Materials, Inc.	1,073	41,740
ASML Holding NV	231	30,656
Broadcom Ltd.	363	79,482
Marvell Technology Group Ltd.	1,522	23,226
Maxim Integrated Products, Inc.	856	38,486
		213,590
Software — 10.2%
Activision Blizzard, Inc.	2,173	108,346
Citrix Systems, Inc.(1)	228	19,013
Electronic Arts, Inc.(1)	578	51,742
Microsoft Corp.	2,649	174,463
Oracle Corp. (New York)	998	44,521
salesforce.com, Inc.(1)	689	56,836
Splunk, Inc.(1)	722	44,973
Symantec Corp.	975	29,913
VMware, Inc., Class A(1)	277	25,523
		555,330
Specialty Retail — 5.1%
Home Depot, Inc. (The)	218	32,009
O'Reilly Automotive, Inc.(1)	414	111,714
Ross Stores, Inc.	558	36,755
TJX Cos., Inc. (The)	1,026	81,136
Williams-Sonoma, Inc.	290	15,550
		277,164
Technology Hardware, Storage and Peripherals — 5.0%
Apple, Inc.	1,876	269,506
Textiles, Apparel and Luxury Goods — 0.7%
Coach, Inc.	942	38,933
Tobacco — 1.8%
Altria Group, Inc.	710	50,708
Philip Morris International, Inc.	438	49,450
		100,158
TOTAL COMMON STOCKS (Cost $3,991,691)		5,346,052
EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Growth ETF (Cost $21,315)	192	21,849

TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.75%, 7/31/17 - 2/15/24, valued at $26,126), in a joint trading account at 0.67%, dated 3/31/17, due 4/3/17 (Delivery value $25,595)		25,594
State Street Institutional U.S. Government Money Market Fund, Premier Class	46,475	46,475
TOTAL TEMPORARY CASH INVESTMENTS (Cost $72,069)		72,069
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $4,085,075)		5,439,970
OTHER ASSETS AND LIABILITIES — (0.1)%		(6,722)
TOTAL NET ASSETS — 100.0%		$5,433,248

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	25,717	EUR	23,601	UBS AG	6/30/17	435
USD	722	EUR	668	UBS AG	6/30/17	6
						441

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	5,315,396	30,656	—
Exchange-Traded Funds	21,849	—	—
Temporary Cash Investments	46,475	25,594	—
	5,383,720	56,250	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	441	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$4,126,191
Gross tax appreciation of investments	$1,332,578
Gross tax depreciation of investments	(18,799)
Net tax appreciation (depreciation) of investments	$1,313,779

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Income & Growth Fund
March 31, 2017

VP Income & Growth - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 2.5%
Boeing Co. (The)	28,009	4,953,672
United Technologies Corp.	41,669	4,675,678
		9,629,350
Automobiles — 0.9%
Ford Motor Co.	312,852	3,641,597
Banks — 4.0%
Bank of America Corp.	57,225	1,349,938
BB&T Corp.	94,597	4,228,486
Citigroup, Inc.	64,193	3,840,025
East West Bancorp, Inc.	2,940	151,733
JPMorgan Chase & Co.	28,260	2,482,358
U.S. Bancorp	23,901	1,230,902
Valley National Bancorp	68,396	807,073
Wells Fargo & Co.	26,341	1,466,140
		15,556,655
Beverages — 0.1%
Coca-Cola Co. (The)	1,765	74,907
PepsiCo, Inc.	4,292	480,103
		555,010
Biotechnology — 4.1%
AbbVie, Inc.	84,992	5,538,079
Amgen, Inc.	35,690	5,855,658
Gilead Sciences, Inc.	69,817	4,741,971
		16,135,708
Capital Markets — 2.1%
Ameriprise Financial, Inc.	598	77,548
Eaton Vance Corp.	53,653	2,412,239
Franklin Resources, Inc.	57,941	2,441,634
Morgan Stanley	11,183	479,080
Thomson Reuters Corp.	61,525	2,659,726
		8,070,227
Chemicals — 3.1%
Air Products & Chemicals, Inc.	25,093	3,394,832
Cabot Corp.	41,937	2,512,446
Dow Chemical Co. (The)	22,004	1,398,134
Eastman Chemical Co.	46,277	3,739,182
Monsanto Co.	9,037	1,022,988
		12,067,582
Commercial Services and Supplies — 0.9%
Waste Management, Inc.	48,737	3,553,902
Communications Equipment — 1.6%
Cisco Systems, Inc.	188,450	6,369,610
Consumer Finance — 0.4%
Synchrony Financial	42,203	1,447,563
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	14,435	2,406,026

Diversified Telecommunication Services — 3.8%
AT&T, Inc.	194,196	8,068,844
Verizon Communications, Inc.	138,829	6,767,914
		14,836,758
Electric Utilities — 1.5%
ALLETE, Inc.	9,026	611,150
Great Plains Energy, Inc.	61,721	1,803,488
PPL Corp.	96,728	3,616,660
		6,031,298
Electrical Equipment — 0.5%
Emerson Electric Co.	34,056	2,038,592
Electronic Equipment, Instruments and Components — 1.5%
Corning, Inc.	71,573	1,932,471
TE Connectivity Ltd.	51,534	3,841,860
		5,774,331
Energy Equipment and Services — 3.0%
Baker Hughes, Inc.	65,278	3,904,930
Helmerich & Payne, Inc.	45,149	3,005,569
Schlumberger Ltd.	63,023	4,922,096
		11,832,595
Equity Real Estate Investment Trusts (REITs) — 4.1%
CBL & Associates Properties, Inc.	34,620	330,275
Digital Realty Trust, Inc.	2,301	244,803
Hospitality Properties Trust	70,150	2,211,830
Lexington Realty Trust	119,107	1,188,688
Omega Healthcare Investors, Inc.	93,682	3,090,569
Select Income REIT	115,132	2,969,254
Senior Housing Properties Trust	7,583	153,556
Spirit Realty Capital, Inc.	230,903	2,339,047
Washington Prime Group, Inc.	55,717	484,181
WP Carey, Inc.	50,790	3,160,154
		16,172,357
Food and Staples Retailing — 1.6%
CVS Health Corp.	6,814	534,899
Wal-Mart Stores, Inc.	77,144	5,560,539
		6,095,438
Food Products — 1.3%
Bunge Ltd.	23,791	1,885,675
Tyson Foods, Inc., Class A	52,068	3,213,116
		5,098,791
Gas Utilities — 0.2%
National Fuel Gas Co.	13,058	778,518
Health Care Equipment and Supplies — 2.7%
Becton Dickinson and Co.	21,234	3,895,165
Medtronic plc	68,779	5,540,836
ResMed, Inc.	6,648	478,457
Zimmer Biomet Holdings, Inc.	4,532	553,402
		10,467,860
Health Care Providers and Services — 1.5%
Anthem, Inc.	16,843	2,785,495
UnitedHealth Group, Inc.	17,839	2,925,775
		5,711,270

Hotels, Restaurants and Leisure — 2.1%
Carnival Corp.	69,679	4,104,790
Darden Restaurants, Inc.	49,765	4,163,837
		8,268,627
Household Durables — 1.2%
Garmin Ltd.	61,240	3,129,977
Tupperware Brands Corp.	28,003	1,756,348
		4,886,325
Household Products — 1.5%
Kimberly-Clark Corp.	32,359	4,259,415
Procter & Gamble Co. (The)	16,718	1,502,112
		5,761,527
Industrial Conglomerates — 2.0%
3M Co.	28,495	5,451,948
Carlisle Cos., Inc.	2,202	234,315
General Electric Co.	70,728	2,107,695
		7,793,958
Insurance — 2.5%
Aflac, Inc.	50,054	3,624,911
Principal Financial Group, Inc.	19,057	1,202,687
Prudential Financial, Inc.	33,688	3,593,836
Reinsurance Group of America, Inc.	10,918	1,386,367
		9,807,801
Internet and Direct Marketing Retail — 1.1%
Amazon.com, Inc.(1)	4,759	4,219,044
Internet Software and Services — 3.9%
Alphabet, Inc., Class A(1)	12,165	10,313,487
Alphabet, Inc., Class C(1)	2,477	2,054,820
Facebook, Inc., Class A(1)	19,336	2,746,679
		15,114,986
IT Services — 2.2%
International Business Machines Corp.	33,877	5,899,341
Western Union Co. (The)	128,233	2,609,541
		8,508,882
Machinery — 3.6%
Cummins, Inc.	26,641	4,028,119
Ingersoll-Rand plc	41,821	3,400,884
Parker-Hannifin Corp.	20,117	3,225,157
Timken Co. (The)	77,733	3,513,532
		14,167,692
Media — 0.7%
Comcast Corp., Class A	1,350	50,747
Omnicom Group, Inc.	19,187	1,654,111
Twenty-First Century Fox, Inc., Class A	36,708	1,188,972
		2,893,830
Metals and Mining — 1.2%
Nucor Corp.	55,110	3,291,169
Reliance Steel & Aluminum Co.	18,453	1,476,609
		4,767,778
Multi-Utilities — 0.9%
CenterPoint Energy, Inc.	132,106	3,642,162
Multiline Retail — 2.1%
Kohl's Corp.	57,803	2,301,137

Nordstrom, Inc.	70,456	3,281,136
Target Corp.	51,019	2,815,739
		8,398,012
Oil, Gas and Consumable Fuels — 3.4%
Apache Corp.	20,849	1,071,430
Chevron Corp.	8,578	921,020
Exxon Mobil Corp.	44,664	3,662,895
Kinder Morgan, Inc.	173,142	3,764,107
Occidental Petroleum Corp.	60,183	3,813,195
		13,232,647
Pharmaceuticals — 6.6%
Eli Lilly & Co.	22,235	1,870,186
Johnson & Johnson	79,262	9,872,082
Merck & Co., Inc.	104,885	6,664,393
Pfizer, Inc.	210,457	7,199,734
		25,606,395
Road and Rail — 1.2%
Union Pacific Corp.	42,849	4,538,566
Semiconductors and Semiconductor Equipment — 5.9%
Analog Devices, Inc.	30,373	2,489,067
Applied Materials, Inc.	104,672	4,071,741
Intel Corp.	179,026	6,457,468
KLA-Tencor Corp.	9,948	945,756
Maxim Integrated Products, Inc.	14,493	651,605
QUALCOMM, Inc.	69,167	3,966,036
Texas Instruments, Inc.	53,490	4,309,155
		22,890,828
Software — 5.2%
CA, Inc.	97,704	3,099,171
Microsoft Corp.	205,668	13,545,294
Oracle Corp.	81,451	3,633,529
		20,277,994
Specialty Retail — 2.4%
American Eagle Outfitters, Inc.	104,045	1,459,751
Best Buy Co., Inc.	79,324	3,898,775
Lowe's Cos., Inc.	47,310	3,889,355
		9,247,881
Technology Hardware, Storage and Peripherals — 5.6%
Apple, Inc.	103,846	14,918,516
HP, Inc.	240,653	4,302,876
Seagate Technology plc	59,765	2,745,006
		21,966,398
Thrifts and Mortgage Finance — 0.7%
New York Community Bancorp, Inc.	201,046	2,808,613
Tobacco — 1.1%
Philip Morris International, Inc.	36,725	4,146,252
TOTAL COMMON STOCKS (Cost $304,244,016)		387,217,236
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.75%, 7/31/17 - 2/15/24, valued at $1,112,473), in a joint trading account at 0.67%, dated 3/31/17, due 4/3/17 (Delivery value $1,089,861)		1,089,800
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/46, valued at $2,017,712), at 0.22%, dated 3/31/17, due 4/3/17 (Delivery value $1,977,036)		1,977,000

State Street Institutional U.S. Government Money Market Fund, Premier Class	1,949	1,949
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,068,749)		3,068,749
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $307,312,765)		390,285,985
OTHER ASSETS AND LIABILITIES — 0.1%		242,410
TOTAL NET ASSETS — 100.0%		$390,528,395

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	387,217,236	—	—
Temporary Cash Investments	1,949	3,066,800	—
	387,219,185	3,066,800	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$309,480,612
Gross tax appreciation of investments	$88,952,167
Gross tax depreciation of investments	(8,146,794)
Net tax appreciation (depreciation) of investments	$80,805,373

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP International Fund
March 31, 2017

VP International - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.9%
Australia — 3.3%
CSL Ltd.	22,530	2,157,294
Fortescue Metals Group Ltd.	468,240	2,228,691
Treasury Wine Estates Ltd.	256,370	2,395,449
		6,781,434
Austria — 1.1%
Erste Group Bank AG	68,060	2,216,310
Belgium — 2.3%
KBC Group NV	48,260	3,201,775
UCB SA	20,920	1,622,702
		4,824,477
Brazil — 0.2%
Itau Unibanco Holding SA Preference Shares	40,200	487,958
Canada — 1.0%
Alimentation Couche-Tard, Inc., B Shares	46,450	2,098,519
China — 3.6%
Alibaba Group Holding Ltd. ADR(1)	36,380	3,922,856
Tencent Holdings Ltd.	125,500	3,597,941
		7,520,797
Denmark — 3.3%
AP Moeller - Maersk A/S, B Shares	1,080	1,791,843
Chr Hansen Holding A/S	25,710	1,650,194
DSV A/S	46,020	2,382,302
Pandora A/S	9,210	1,019,577
		6,843,916
France — 12.8%
Accor SA	30,250	1,260,171
ArcelorMittal(1)	264,120	2,221,984
Arkema SA	22,110	2,181,321
BNP Paribas SA	46,670	3,108,236
Criteo SA ADR(1)	35,640	1,781,644
Essilor International SA	14,452	1,756,041
Kering	13,890	3,592,587
L'Oreal SA	12,570	2,415,753
Publicis Groupe SA	26,380	1,843,594
Rexel SA	90,720	1,647,197
TOTAL SA	49,615	2,509,641
Valeo SA	25,826	1,720,020
Vivendi SA	33,420	649,766
		26,687,955
Germany — 8.2%
adidas AG	14,350	2,729,519
Deutsche Boerse AG(1)	21,940	2,010,774
Fresenius Medical Care AG & Co. KGaA	22,660	1,910,930
HeidelbergCement AG	28,550	2,672,918
Infineon Technologies AG	83,310	1,701,514
SAP SE	35,510	3,484,392

Zalando SE(1)	63,262	2,559,478
		17,069,525
Hong Kong — 2.3%
AIA Group Ltd.	484,200	3,052,924
Sands China Ltd.	396,000	1,834,395
		4,887,319
India — 1.8%
HDFC Bank Ltd.	61,160	1,375,264
Tata Motors Ltd.	338,790	2,430,512
		3,805,776
Indonesia — 1.9%
Astra International Tbk PT	3,370,000	2,181,250
Bank Mandiri Persero Tbk PT	2,014,500	1,768,763
		3,950,013
Ireland — 3.4%
Bank of Ireland(1)	3,455,890	866,384
CRH plc	106,560	3,759,338
Ryanair Holdings plc ADR(1)	29,817	2,474,215
		7,099,937
Italy — 1.2%
Azimut Holding SpA	62,597	1,090,493
UniCredit SpA	84,182	1,297,687
		2,388,180
Japan — 14.4%
Calbee, Inc.	66,600	2,270,251
CyberAgent, Inc.	29,000	858,304
Daikin Industries Ltd.	24,700	2,481,537
Daito Trust Construction Co. Ltd.	8,900	1,222,721
FANUC Corp.	8,900	1,824,288
Isuzu Motors Ltd.	40,900	540,961
Keyence Corp.	6,200	2,482,673
Komatsu Ltd.	101,000	2,632,278
MonotaRO Co. Ltd.	28,700	886,805
Nitori Holdings Co. Ltd.	20,100	2,540,259
Omron Corp.	39,400	1,728,815
ORIX Corp.	167,000	2,471,324
Rohm Co. Ltd.	18,100	1,203,090
Ryohin Keikaku Co. Ltd.	3,900	854,406
Shin-Etsu Chemical Co. Ltd.	21,800	1,888,433
Start Today Co. Ltd.	114,600	2,535,343
Sysmex Corp.	26,000	1,576,394
		29,997,882
Netherlands — 3.3%
ASML Holding NV	20,760	2,755,058
Heineken NV	17,180	1,462,544
Unilever NV CVA	53,090	2,637,557
		6,855,159
Norway — 1.6%
DNB ASA	108,800	1,724,591
Statoil ASA	90,030	1,538,212
		3,262,803
Portugal — 1.0%
Jeronimo Martins SGPS SA	120,072	2,148,116

Russia — 0.4%
Magnit PJSC GDR	23,970	915,654
Spain — 1.5%
Industria de Diseno Textil SA	90,280	3,182,105
Sweden — 2.9%
Hexagon AB, B Shares	60,810	2,443,082
Lundin Petroleum AB(1)	102,290	2,075,332
Sandvik AB	100,690	1,504,622
		6,023,036
Switzerland — 5.1%
Cie Financiere Richemont SA	22,930	1,813,064
Julius Baer Group Ltd.	53,900	2,690,560
Roche Holding AG	20,059	5,122,640
Zurich Insurance Group AG	4,060	1,083,856
		10,710,120
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	154,000	959,249
United Kingdom — 20.8%
Ashtead Group plc	127,624	2,643,150
ASOS plc(1)	32,332	2,448,756
Aviva plc	484,496	3,229,374
British American Tobacco plc	64,770	4,300,969
Bunzl plc	57,520	1,671,951
Compass Group plc	106,070	2,001,401
HSBC Holdings plc (Hong Kong)	219,600	1,788,674
London Stock Exchange Group plc	76,300	3,031,359
Reckitt Benckiser Group plc	21,210	1,936,183
RELX plc	87,390	1,712,439
Rio Tinto plc	61,457	2,471,299
Royal Dutch Shell plc, A Shares	78,005	2,048,355
Shire plc	62,540	3,652,191
St. James's Place plc	142,932	1,901,825
Tullow Oil plc(1)	378,680	1,110,209
Weir Group plc (The)	92,130	2,212,788
Wolseley plc	44,730	2,813,320
Worldpay Group plc	634,893	2,349,782
		43,324,025
TOTAL COMMON STOCKS (Cost $181,097,983)		204,040,265
TEMPORARY CASH INVESTMENTS — 1.3%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.75%, 7/31/17 - 2/15/24, valued at $991,794), in a joint trading account at 0.67%, dated 3/31/17, due 4/3/17 (Delivery value $971,635)		971,581
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/46, valued at $1,801,528), at 0.22%, dated 3/31/17, due 4/3/17 (Delivery value $1,763,032)		1,763,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,275	1,275
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,735,856)		2,735,856
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $183,833,839)		206,776,121
OTHER ASSETS AND LIABILITIES — 0.8%		1,592,347
TOTAL NET ASSETS — 100.0%		$208,368,468

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Consumer Discretionary	18.5%
Financials	18.4%
Industrials	13.8%
Information Technology	13.7%
Consumer Staples	10.9%
Materials	9.2%
Health Care	8.3%
Energy	4.5%
Real Estate	0.6%
Cash and Equivalents*	2.1%

* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	8,178,715	195,861,550	—
Temporary Cash Investments	1,275	2,734,581	—
	8,179,990	198,596,131	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$183,909,791
Gross tax appreciation of investments	$26,621,988
Gross tax depreciation of investments	(3,755,658)
Net tax appreciation (depreciation) of investments	$22,866,330

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Large Company Value Fund
March 31, 2017

VP Large Company Value - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.6%
Aerospace and Defense — 3.6%
Boeing Co. (The)	620	109,653
Textron, Inc.	4,690	223,197
United Technologies Corp.	3,810	427,520
		760,370
Auto Components — 1.0%
Delphi Automotive plc	2,640	212,494
Automobiles — 0.4%
Ford Motor Co.	6,920	80,549
Banks — 14.1%
Bank of America Corp.	20,850	491,851
BB&T Corp.	9,020	403,194
JPMorgan Chase & Co.	3,550	311,832
M&T Bank Corp.	1,750	270,778
PNC Financial Services Group, Inc. (The)	2,750	330,660
U.S. Bancorp	10,070	518,605
Wells Fargo & Co.	11,190	622,835
		2,949,755
Beverages — 0.7%
PepsiCo, Inc.	1,290	144,299
Biotechnology — 0.6%
AbbVie, Inc.	1,760	114,682
Building Products — 2.7%
Johnson Controls International plc	13,570	571,568
Capital Markets — 4.8%
Ameriprise Financial, Inc.	1,120	145,242
Bank of New York Mellon Corp. (The)	9,110	430,265
BlackRock, Inc.	400	153,404
Invesco Ltd.	8,890	272,301
		1,001,212
Chemicals — 1.0%
Dow Chemical Co. (The)	3,270	207,776
Communications Equipment — 0.7%
Cisco Systems, Inc.	4,260	143,988
Containers and Packaging — 0.4%
WestRock Co.	1,650	85,850
Diversified Telecommunication Services — 2.1%
Verizon Communications, Inc.	9,040	440,700
Electric Utilities — 3.3%
Edison International	2,820	224,500
PG&E Corp.	2,330	154,619
PPL Corp.	3,560	133,108
Xcel Energy, Inc.	4,050	180,023
		692,250
Electronic Equipment, Instruments and Components — 1.3%
TE Connectivity Ltd.	3,550	264,653
Energy Equipment and Services — 4.2%
Baker Hughes, Inc.	3,690	220,736

Schlumberger Ltd.	8,270	645,887
		866,623
Equity Real Estate Investment Trusts (REITs) — 0.7%
Boston Properties, Inc.	1,140	150,947
Food and Staples Retailing — 3.3%
CVS Health Corp.	3,170	248,845
Wal-Mart Stores, Inc.	6,230	449,058
		697,903
Food Products — 2.0%
General Mills, Inc.	1,730	102,087
Mead Johnson Nutrition Co.	830	73,937
Mondelez International, Inc., Class A	5,540	238,663
		414,687
Health Care Equipment and Supplies — 4.4%
Abbott Laboratories	5,820	258,466
Medtronic plc	5,110	411,662
Zimmer Biomet Holdings, Inc.	2,020	246,662
		916,790
Health Care Providers and Services — 2.0%
Anthem, Inc.	690	114,112
HCA Holdings, Inc.(1)	1,710	152,173
McKesson Corp.	1,080	160,121
		426,406
Hotels, Restaurants and Leisure — 0.7%
Carnival Corp.	2,630	154,933
Household Products — 2.7%
Procter & Gamble Co. (The)	6,160	553,476
Industrial Conglomerates — 3.7%
General Electric Co.	22,230	662,454
Honeywell International, Inc.	830	103,642
		766,096
Insurance — 4.2%
Aflac, Inc.	1,890	136,874
Allstate Corp. (The)	1,810	147,497
Chubb Ltd.	3,060	416,925
MetLife, Inc.	3,460	182,757
		884,053
Leisure Products — 0.6%
Mattel, Inc.	5,060	129,587
Machinery — 1.0%
Ingersoll-Rand plc	2,570	208,992
Multiline Retail — 0.5%
Target Corp.	1,950	107,621
Oil, Gas and Consumable Fuels — 11.2%
Anadarko Petroleum Corp.	3,350	207,700
Chevron Corp.	4,870	522,892
Exxon Mobil Corp.	1,730	141,877
Imperial Oil Ltd.	11,100	338,213
Occidental Petroleum Corp.	5,970	378,259
Royal Dutch Shell plc ADR	2,840	158,557
TOTAL SA ADR	11,750	592,435
		2,339,933

Personal Products — 0.5%
Unilever NV CVA	2,270	112,776
Pharmaceuticals — 8.7%
Allergan plc	680	162,465
Johnson & Johnson	2,520	313,866
Merck & Co., Inc.	6,270	398,396
Pfizer, Inc.	22,120	756,725
Roche Holding AG	520	132,797
Teva Pharmaceutical Industries Ltd. ADR	1,600	51,344
		1,815,593
Road and Rail — 0.9%
Union Pacific Corp.	1,760	186,419
Semiconductors and Semiconductor Equipment — 4.4%
Applied Materials, Inc.	8,260	321,314
Intel Corp.	6,240	225,077
Lam Research Corp.	1,460	187,405
QUALCOMM, Inc.	3,170	181,768
		915,564
Software — 2.9%
Microsoft Corp.	800	52,688
Oracle Corp. (New York)	12,270	547,365
		600,053
Specialty Retail — 1.2%
Advance Auto Parts, Inc.	1,300	192,738
L Brands, Inc.	1,410	66,411
		259,149
Technology Hardware, Storage and Peripherals — 0.8%
Apple, Inc.	1,220	175,265
Textiles, Apparel and Luxury Goods — 0.3%
Ralph Lauren Corp.	810	66,112
TOTAL COMMON STOCKS (Cost $16,662,251)		20,419,124
EXCHANGE-TRADED FUNDS — 1.3%
iShares Russell 1000 Value ETF (Cost $255,220)	2,240	257,465
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.75%, 7/31/17 - 2/15/24, valued at $70,393), in a joint trading account at 0.67%, dated 3/31/17, due 4/3/17 (Delivery value $68,962)		68,958
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 8/15/46, valued at $131,406), at 0.22%, dated 3/31/17, due 4/3/17 (Delivery value $125,002)		125,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	220	220
TOTAL TEMPORARY CASH INVESTMENTS (Cost $194,178)		194,178
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $17,111,649)		20,870,767
OTHER ASSETS AND LIABILITIES — 0.2%		46,072
TOTAL NET ASSETS — 100.0%		$20,916,839

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	290,970	CAD	388,816	Morgan Stanley	6/30/17	(1,759)
USD	8,745	CHF	8,673	Credit Suisse AG	6/30/17	40
USD	9,594	CHF	9,544	Credit Suisse AG	6/30/17	16
USD	9,830	CHF	9,789	Credit Suisse AG	6/30/17	6
USD	87,110	CHF	85,986	Credit Suisse AG	6/30/17	816
USD	600,322	EUR	550,926	UBS AG	6/30/17	10,145
USD	134,491	GBP	107,368	Credit Suisse AG	6/30/17	(315)
						8,949

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CVA	-	Certificaten Van Aandelen
EUR	-	Euro
GBP	-	British Pound
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	19,835,338	583,786	—
Exchange-Traded Funds	257,465	—	—
Temporary Cash Investments	220	193,958	—
	20,093,023	777,744	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	11,023	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,074	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$17,382,328
Gross tax appreciation of investments	$3,684,478
Gross tax depreciation of investments	(196,039)
Net tax appreciation (depreciation) of investments	$3,488,439

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Mid Cap Value Fund
March 31, 2017

VP Mid Cap Value - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 94.9%
Aerospace and Defense — 1.2%
Textron, Inc.	326,798	15,552,317
Auto Components — 1.0%
Delphi Automotive plc	160,938	12,953,900
Automobiles — 0.9%
Honda Motor Co. Ltd. ADR	390,019	11,801,975
Banks — 7.0%
Bank of Hawaii Corp.	79,699	6,564,010
BB&T Corp.	365,912	16,356,266
Comerica, Inc.	103,890	7,124,776
Commerce Bancshares, Inc.	225,138	12,643,750
M&T Bank Corp.	88,918	13,758,282
PNC Financial Services Group, Inc. (The)	105,683	12,707,324
SunTrust Banks, Inc.	90,093	4,982,143
UMB Financial Corp.	68,367	5,148,719
Westamerica Bancorporation	186,630	10,419,553
		89,704,823
Building Products — 3.0%
Johnson Controls International plc	929,686	39,158,374
Capital Markets — 6.9%
Ameriprise Financial, Inc.	114,707	14,875,204
Invesco Ltd.	597,709	18,307,827
Northern Trust Corp.	434,119	37,586,023
State Street Corp.	108,758	8,658,224
T. Rowe Price Group, Inc.	144,169	9,825,117
		89,252,395
Commercial Services and Supplies — 1.2%
Republic Services, Inc.	249,874	15,694,586
Containers and Packaging — 2.6%
Bemis Co., Inc.	207,628	10,144,704
Sonoco Products Co.	188,218	9,960,497
WestRock Co.	250,896	13,054,119
		33,159,320
Diversified Telecommunication Services — 0.9%
Level 3 Communications, Inc.(1)	202,397	11,581,156
Electric Utilities — 5.0%
Edison International	228,457	18,187,462
Eversource Energy	92,653	5,446,143
PG&E Corp.	280,926	18,642,250
Westar Energy, Inc.	69,886	3,792,713
Xcel Energy, Inc.	394,318	17,527,435
		63,596,003
Electrical Equipment — 2.5%
Emerson Electric Co.	162,241	9,711,746
Hubbell, Inc.	131,034	15,730,632
Rockwell Automation, Inc.	42,112	6,557,260
		31,999,638

Electronic Equipment, Instruments and Components — 2.2%
Keysight Technologies, Inc.(1)	439,189	15,872,290
TE Connectivity Ltd.	167,192	12,464,164
		28,336,454
Energy Equipment and Services — 3.4%
Baker Hughes, Inc.	323,368	19,343,874
Frank's International NV	114,880	1,214,281
Halliburton Co.	95,089	4,679,330
Helmerich & Payne, Inc.	70,298	4,679,738
National Oilwell Varco, Inc.	358,555	14,374,470
		44,291,693
Equity Real Estate Investment Trusts (REITs) — 4.4%
American Tower Corp.	82,828	10,066,915
Empire State Realty Trust, Inc.	243,095	5,017,481
MGM Growth Properties LLC, Class A	254,775	6,891,664
Piedmont Office Realty Trust, Inc., Class A	495,459	10,592,913
Weyerhaeuser Co.	718,859	24,426,829
		56,995,802
Food and Staples Retailing — 0.8%
Sysco Corp.	193,295	10,035,876
Food Products — 5.8%
Conagra Brands, Inc.	476,053	19,203,978
General Mills, Inc.	152,307	8,987,636
J.M. Smucker Co. (The)	50,268	6,589,129
Kellogg Co.	152,842	11,097,858
Lamb Weston Holdings, Inc.	96,757	4,069,599
Mead Johnson Nutrition Co.	102,223	9,106,025
Mondelez International, Inc., Class A	363,400	15,655,272
		74,709,497
Gas Utilities — 1.3%
Atmos Energy Corp.	96,027	7,585,173
Spire, Inc.	142,428	9,613,890
		17,199,063
Health Care Equipment and Supplies — 4.2%
Abbott Laboratories	183,156	8,133,958
Baxter International, Inc.	185,908	9,641,189
STERIS plc	144,383	10,028,843
Zimmer Biomet Holdings, Inc.	214,955	26,248,155
		54,052,145
Health Care Providers and Services — 5.1%
Cardinal Health, Inc.	136,526	11,133,696
Express Scripts Holding Co.(1)	115,193	7,592,371
HCA Holdings, Inc.(1)	96,680	8,603,553
LifePoint Health, Inc.(1)	282,082	18,476,371
McKesson Corp.	59,120	8,765,131
Quest Diagnostics, Inc.	112,043	11,001,502
		65,572,624
Hotels, Restaurants and Leisure — 0.8%
Carnival Corp.	170,051	10,017,704
Household Durables — 0.9%
PulteGroup, Inc.	484,381	11,407,173
Industrial Conglomerates — 1.2%
Koninklijke Philips NV	459,617	14,773,321

Insurance — 6.1%
Aflac, Inc.	89,088	6,451,753
Allstate Corp. (The)	66,963	5,456,815
Brown & Brown, Inc.	215,352	8,984,485
Chubb Ltd.	125,985	17,165,456
MetLife, Inc.	111,481	5,888,426
ProAssurance Corp.	97,701	5,886,485
Reinsurance Group of America, Inc.	89,678	11,387,313
Torchmark Corp.	54,166	4,172,949
Unum Group	279,748	13,117,384
		78,511,066
Leisure Products — 0.6%
Mattel, Inc.	288,095	7,378,113
Machinery — 2.9%
Cummins, Inc.	72,384	10,944,461
Ingersoll-Rand plc	205,344	16,698,574
ITT, Inc.	46,045	1,888,766
Parker-Hannifin Corp.	48,090	7,709,789
		37,241,590
Multi-Utilities — 1.9%
Ameren Corp.	165,019	9,008,387
Consolidated Edison, Inc.	102,241	7,940,036
NorthWestern Corp.	132,719	7,790,606
		24,739,029
Multiline Retail — 0.8%
Target Corp.	186,649	10,301,158
Oil, Gas and Consumable Fuels — 9.6%
Anadarko Petroleum Corp.	254,123	15,755,626
Cimarex Energy Co.	35,177	4,203,300
Devon Energy Corp.	294,279	12,277,320
EQT Corp.	381,846	23,330,790
Imperial Oil Ltd.	701,822	21,384,237
Marathon Petroleum Corp.	189,922	9,598,658
Noble Energy, Inc.	513,008	17,616,695
Occidental Petroleum Corp.	248,261	15,729,817
Spectra Energy Partners LP	67,601	2,951,459
		122,847,902
Road and Rail — 1.1%
Heartland Express, Inc.	678,881	13,611,564
Semiconductors and Semiconductor Equipment — 5.5%
Applied Materials, Inc.	602,989	23,456,272
Lam Research Corp.	116,225	14,918,641
Maxim Integrated Products, Inc.	368,897	16,585,609
Teradyne, Inc.	495,351	15,405,416
		70,365,938
Specialty Retail — 2.0%
Advance Auto Parts, Inc.	94,012	13,938,219
CST Brands, Inc.	180,464	8,678,514
L Brands, Inc.	53,836	2,535,675
		25,152,408
Technology Hardware, Storage and Peripherals — 0.8%
NetApp, Inc.	230,023	9,626,463

Textiles, Apparel and Luxury Goods — 0.4%
Ralph Lauren Corp.	68,948	5,627,536
Thrifts and Mortgage Finance — 0.9%
Capitol Federal Financial, Inc.	773,715	11,319,450
TOTAL COMMON STOCKS (Cost $999,049,849)		1,218,568,056
EXCHANGE-TRADED FUNDS — 2.2%
iShares Russell Mid-Cap Value ETF (Cost $22,828,043)	337,464	28,006,137
TEMPORARY CASH INVESTMENTS — 2.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.75%, 7/31/17 - 2/15/24, valued at $12,778,657), in a joint trading account at 0.67%, dated 3/31/17, due 4/3/17 (Delivery value $12,518,918)		12,518,219
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 2/15/46, valued at $23,173,354), at 0.22%, dated 3/31/17, due 4/3/17 (Delivery value $22,715,416)		22,715,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	16,608	16,608
TOTAL TEMPORARY CASH INVESTMENTS (Cost $35,249,827)		35,249,827
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $1,057,127,719)		1,281,824,020
OTHER ASSETS AND LIABILITIES — 0.2%		2,767,353
TOTAL NET ASSETS — 100.0%		$1,284,591,373

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	18,527,582	CAD	24,757,934	Morgan Stanley	6/30/17	(112,025)
EUR	289,138	USD	310,294	UBS AG	6/30/17	(557)
USD	13,086,131	EUR	12,009,371	UBS AG	6/30/17	221,140
USD	7,081,976	JPY	778,227,739	Credit Suisse AG	6/30/17	67,474
						176,032

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
CAD	-	Canadian Dollar
EUR	-	Euro
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,182,410,498	36,157,558	—
Exchange-Traded Funds	28,006,137	—	—
Temporary Cash Investments	16,608	35,233,219	—
	1,210,433,243	71,390,777	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	288,614	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	112,582	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,069,683,322
Gross tax appreciation of investments	$229,522,667
Gross tax depreciation of investments	(17,381,969)
Net tax appreciation (depreciation) of investments	$212,140,698

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Ultra® Fund
March 31, 2017

VP Ultra - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 100.2%
Aerospace and Defense — 3.4%
Boeing Co. (The)	23,730	4,196,888
United Technologies Corp.	20,840	2,338,456
		6,535,344
Automobiles — 1.6%
Tesla, Inc.(1)	10,940	3,044,602
Banks — 2.8%
JPMorgan Chase & Co.	38,470	3,379,205
U.S. Bancorp	37,230	1,917,345
		5,296,550
Beverages — 1.8%
Boston Beer Co., Inc. (The), Class A(1)	4,770	689,981
Constellation Brands, Inc., Class A	16,350	2,649,844
		3,339,825
Biotechnology — 7.1%
Celgene Corp.(1)	42,880	5,335,558
Gilead Sciences, Inc.	34,850	2,367,012
Ionis Pharmaceuticals, Inc.(1)	15,810	635,562
Kite Pharma, Inc.(1)	8,150	639,694
Regeneron Pharmaceuticals, Inc.(1)	10,400	4,030,104
Spark Therapeutics, Inc.(1)	8,350	445,389
		13,453,319
Chemicals — 2.8%
Ecolab, Inc.	20,510	2,570,723
Monsanto Co.	18,570	2,102,124
PPG Industries, Inc.	6,250	656,750
		5,329,597
Electrical Equipment — 0.9%
Acuity Brands, Inc.	8,770	1,789,080
Electronic Equipment, Instruments and Components — 0.3%
Yaskawa Electric Corp.	32,400	650,154
Energy Equipment and Services — 0.7%
Core Laboratories NV	11,720	1,353,894
Food and Staples Retailing — 1.9%
Costco Wholesale Corp.	20,970	3,516,459
Food Products — 0.1%
Hershey Co. (The)	1,980	216,315
Health Care Equipment and Supplies — 3.7%
ABIOMED, Inc.(1)	3,450	431,940
Edwards Lifesciences Corp.(1)	10,520	989,617
IDEXX Laboratories, Inc.(1)	3,890	601,433
Intuitive Surgical, Inc.(1)	6,390	4,897,743
		6,920,733
Health Care Providers and Services — 4.0%
Cigna Corp.	7,190	1,053,263
UnitedHealth Group, Inc.	39,590	6,493,156
		7,546,419

Health Care Technology — 0.4%
Cerner Corp.(1)	14,120	830,962
Hotels, Restaurants and Leisure — 3.1%
Chipotle Mexican Grill, Inc.(1)	1,520	677,190
Starbucks Corp.	65,210	3,807,612
Wynn Resorts Ltd.	12,470	1,429,187
		5,913,989
Insurance — 1.4%
MetLife, Inc.	51,390	2,714,420
Internet and Direct Marketing Retail — 6.2%
Amazon.com, Inc.(1)	10,890	9,654,420
Netflix, Inc.(1)	14,070	2,079,687
		11,734,107
Internet Software and Services — 12.3%
Alphabet, Inc., Class A(1)	6,840	5,798,952
Alphabet, Inc., Class C(1)	7,560	6,271,473
Baidu, Inc. ADR(1)	6,640	1,145,533
Facebook, Inc., Class A(1)	59,200	8,409,360
Tencent Holdings Ltd.	60,300	1,728,732
		23,354,050
IT Services — 6.7%
Mastercard, Inc., Class A	48,510	5,455,920
PayPal Holdings, Inc.(1)	6,500	279,630
Visa, Inc., Class A	78,190	6,948,745
		12,684,295
Machinery — 4.0%
Cummins, Inc.	13,290	2,009,448
Donaldson Co., Inc.	16,150	735,148
WABCO Holdings, Inc.(1)	18,110	2,126,476
Wabtec Corp.	34,490	2,690,220
		7,561,292
Media — 5.4%
Scripps Networks Interactive, Inc., Class A	19,080	1,495,300
Time Warner, Inc.	48,820	4,770,202
Walt Disney Co. (The)	35,800	4,059,362
		10,324,864
Oil, Gas and Consumable Fuels — 1.3%
Concho Resources, Inc.(1)	7,030	902,230
EOG Resources, Inc.	16,400	1,599,820
		2,502,050
Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	38,730	3,283,917
Pharmaceuticals — 1.3%
Eli Lilly & Co.	11,240	945,396
Pfizer, Inc.	44,460	1,520,977
		2,466,373
Road and Rail — 0.8%
J.B. Hunt Transport Services, Inc.	15,550	1,426,557
Semiconductors and Semiconductor Equipment — 2.3%
Analog Devices, Inc.	15,390	1,261,210
Maxim Integrated Products, Inc.	32,030	1,440,069
Xilinx, Inc.	28,440	1,646,392
		4,347,671

Software — 5.1%
Adobe Systems, Inc.(1)	3,790	493,193
Microsoft Corp.	66,170	4,357,956
salesforce.com, Inc.(1)	39,740	3,278,153
Splunk, Inc.(1)	12,880	802,295
Tableau Software, Inc., Class A(1)	14,580	722,439
		9,654,036
Specialty Retail — 4.6%
L Brands, Inc.	11,770	554,367
O'Reilly Automotive, Inc.(1)	10,550	2,846,812
Ross Stores, Inc.	16,580	1,092,125
TJX Cos., Inc. (The)	53,390	4,222,081
		8,715,385
Technology Hardware, Storage and Peripherals — 9.5%
Apple, Inc.	125,760	18,066,681
Textiles, Apparel and Luxury Goods — 1.3%
NIKE, Inc., Class B	43,290	2,412,552
Tobacco — 1.7%
Philip Morris International, Inc.	28,240	3,188,296
TOTAL COMMON STOCKS (Cost $83,864,232)		190,173,788
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.75%, 7/31/17 - 2/15/24, valued at $314,259), in a joint trading account at 0.67%, dated 3/31/17, due 4/3/17 (Delivery value $307,871)		307,854
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 2/15/46, valued at $570,131), at 0.22%, dated 3/31/17, due 4/3/17 (Delivery value $558,010)		558,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,026	1,026
TOTAL TEMPORARY CASH INVESTMENTS (Cost $866,880)		866,880
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $84,731,112)		191,040,668
OTHER ASSETS AND LIABILITIES — (0.7)%		(1,351,892)
TOTAL NET ASSETS — 100.0%		$189,688,776

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	15,232	JPY	1,673,840	Credit Suisse AG	6/30/17	145
USD	212,881	JPY	23,863,840	Credit Suisse AG	6/30/17	(2,214)
						(2,069)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	187,794,902	2,378,886	—
Temporary Cash Investments	1,026	865,854	—
	187,795,928	3,244,740	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	145	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	2,214	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$85,818,356
Gross tax appreciation of investments	$105,603,584
Gross tax depreciation of investments	(381,272)
Net tax appreciation (depreciation) of investments	$105,222,312

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
VP Value Fund
March 31, 2017

VP Value - Schedule of Investments
MARCH 31, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.1%
Aerospace and Defense — 1.2%
Textron, Inc.	121,081	5,762,245
United Technologies Corp.	53,770	6,033,531
		11,795,776
Automobiles — 1.1%
General Motors Co.	198,524	7,019,808
Honda Motor Co. Ltd.	136,100	4,096,570
		11,116,378
Banks — 13.2%
Bank of America Corp.	872,650	20,585,814
BB&T Corp.	182,350	8,151,045
BOK Financial Corp.	32,110	2,513,250
Comerica, Inc.	55,560	3,810,305
Cullen/Frost Bankers, Inc.	29,990	2,668,210
JPMorgan Chase & Co.	335,289	29,451,786
M&T Bank Corp.	34,914	5,402,243
PNC Financial Services Group, Inc. (The)	102,152	12,282,756
U.S. Bancorp	341,142	17,568,813
Wells Fargo & Co.	463,732	25,811,323
		128,245,545
Beverages — 0.2%
PepsiCo, Inc.	21,371	2,390,560
Biotechnology — 0.4%
AbbVie, Inc.	53,050	3,456,738
Building Products — 1.0%
Johnson Controls International plc	226,981	9,560,440
Capital Markets — 4.0%
Ameriprise Financial, Inc.	21,370	2,771,262
Franklin Resources, Inc.	79,765	3,361,297
Goldman Sachs Group, Inc. (The)	42,526	9,769,073
Invesco Ltd.	161,330	4,941,538
Northern Trust Corp.	101,187	8,760,770
State Street Corp.	117,610	9,362,932
		38,966,872
Commercial Services and Supplies — 0.4%
Republic Services, Inc.	62,242	3,909,420
Communications Equipment — 1.8%
Cisco Systems, Inc.	524,553	17,729,891
Diversified Financial Services — 1.9%
Berkshire Hathaway, Inc., Class A(1)	50	12,492,500
Berkshire Hathaway, Inc., Class B(1)	34,364	5,727,791
		18,220,291
Diversified Telecommunication Services — 3.4%
AT&T, Inc.	466,104	19,366,621
CenturyLink, Inc.	90,758	2,139,166
Level 3 Communications, Inc.(1)	54,760	3,133,367

Verizon Communications, Inc.	173,970	8,481,038
		33,120,192
Electric Utilities — 1.9%
Edison International	112,598	8,963,927
PG&E Corp.	147,619	9,795,997
		18,759,924
Electrical Equipment — 1.2%
Emerson Electric Co.	149,670	8,959,246
Hubbell, Inc.	22,060	2,648,303
		11,607,549
Electronic Equipment, Instruments and Components — 1.8%
Keysight Technologies, Inc.(1)	222,423	8,038,367
TE Connectivity Ltd.	126,250	9,411,938
		17,450,305
Energy Equipment and Services — 3.4%
Baker Hughes, Inc.	73,714	4,409,571
Halliburton Co.	78,846	3,880,012
Helmerich & Payne, Inc.	35,461	2,360,639
National Oilwell Varco, Inc.	95,130	3,813,762
Schlumberger Ltd.	198,820	15,527,842
TechnipFMC plc(1)	85,840	2,789,800
		32,781,626
Equity Real Estate Investment Trusts (REITs) — 0.5%
Weyerhaeuser Co.	133,810	4,546,864
Food and Staples Retailing — 2.4%
CVS Health Corp.	56,410	4,428,185
Sysco Corp.	72,256	3,751,532
Wal-Mart Stores, Inc.	205,688	14,825,991
		23,005,708
Food Products — 3.0%
Conagra Brands, Inc.	167,633	6,762,315
General Mills, Inc.	95,130	5,613,621
Kellogg Co.	73,837	5,361,305
Mondelez International, Inc., Class A	264,016	11,373,809
		29,111,050
Health Care Equipment and Supplies — 4.3%
Abbott Laboratories	198,460	8,813,609
Boston Scientific Corp.(1)	158,746	3,948,013
Medtronic plc	167,327	13,479,863
STERIS plc	66,172	4,596,307
Zimmer Biomet Holdings, Inc.	92,284	11,268,799
		42,106,591
Health Care Providers and Services — 2.6%
Cardinal Health, Inc.	26,170	2,134,163
Cigna Corp.	16,410	2,403,901
Express Scripts Holding Co.(1)	84,337	5,558,652
HCA Holdings, Inc.(1)	10,580	941,514
Humana, Inc.	8,970	1,849,076
LifePoint Health, Inc.(1)	128,713	8,430,701
McKesson Corp.	27,080	4,014,881
		25,332,888
Hotels, Restaurants and Leisure — 0.4%
Carnival Corp.	73,374	4,322,462

Household Products — 2.7%
Procter & Gamble Co. (The)	293,456	26,367,022
Industrial Conglomerates — 3.6%
General Electric Co.	1,034,274	30,821,365
Koninklijke Philips NV	119,285	3,834,140
		34,655,505
Insurance — 3.5%
Aflac, Inc.	67,605	4,895,954
Chubb Ltd.	65,239	8,888,814
MetLife, Inc.	161,549	8,533,018
Reinsurance Group of America, Inc.	57,076	7,247,511
Unum Group	87,770	4,115,535
		33,680,832
Leisure Products — 0.5%
Mattel, Inc.	179,419	4,594,921
Machinery — 0.2%
Cummins, Inc.	12,660	1,914,192
Media — 0.4%
Discovery Communications, Inc., Class A(1)	128,255	3,730,938
Metals and Mining — 0.4%
BHP Billiton Ltd.	216,030	3,967,726
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	91,154	1,012,721
Multi-Utilities — 0.5%
Ameren Corp.	94,250	5,145,107
Multiline Retail — 0.7%
Target Corp.	126,237	6,967,020
Oil, Gas and Consumable Fuels — 13.7%
Anadarko Petroleum Corp.	139,006	8,618,372
Apache Corp.	58,798	3,021,629
Chevron Corp.	179,250	19,246,072
Cimarex Energy Co.	36,623	4,376,082
ConocoPhillips	180,800	9,016,496
Devon Energy Corp.	169,639	7,077,339
EOG Resources, Inc.	62,852	6,131,213
EQT Corp.	172,469	10,537,856
Exxon Mobil Corp.	253,578	20,795,932
Imperial Oil Ltd.	79,113	2,410,542
Noble Energy, Inc.	310,575	10,665,146
Occidental Petroleum Corp.	226,578	14,355,982
Royal Dutch Shell plc, A Shares	2,267	59,533
Royal Dutch Shell plc, B Shares	126,120	3,451,855
TOTAL SA	253,054	12,800,057
		132,564,106
Pharmaceuticals — 9.0%
Allergan plc	30,040	7,177,157
Bristol-Myers Squibb Co.	44,160	2,401,421
Johnson & Johnson	189,381	23,587,404
Merck & Co., Inc.	314,212	19,965,030
Pfizer, Inc.	757,399	25,910,620
Teva Pharmaceutical Industries Ltd. ADR	255,369	8,194,791
		87,236,423

Road and Rail — 1.5%
Heartland Express, Inc.	413,918	8,299,056
Norfolk Southern Corp.	21,360	2,391,679
Werner Enterprises, Inc.	139,970	3,667,214
		14,357,949
Semiconductors and Semiconductor Equipment — 3.3%
Applied Materials, Inc.	133,074	5,176,579
Intel Corp.	435,217	15,698,277
QUALCOMM, Inc.	149,150	8,552,261
Teradyne, Inc.	96,068	2,987,715
		32,414,832
Software — 2.5%
Microsoft Corp.	142,841	9,407,508
Oracle Corp. (New York)	328,823	14,668,794
		24,076,302
Specialty Retail — 2.4%
Advance Auto Parts, Inc.	60,305	8,940,819
CST Brands, Inc.	218,091	10,487,996
Lowe's Cos., Inc.	42,108	3,461,699
		22,890,514
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc.	20,198	2,901,645
Hewlett Packard Enterprise Co.	128,657	3,049,171
HP, Inc.	128,657	2,300,387
		8,251,203
Textiles, Apparel and Luxury Goods — 1.1%
Coach, Inc.	139,660	5,772,148
Ralph Lauren Corp.	60,750	4,958,415
		10,730,563
TOTAL COMMON STOCKS (Cost $806,655,973)		942,094,946
TEMPORARY CASH INVESTMENTS — 2.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.75% - 2.75%, 7/31/17 - 2/15/24, valued at $6,991,238), in a joint trading account at 0.67%, dated 3/31/17, due 4/3/17 (Delivery value $6,848,879)		6,848,752
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 8/15/45, valued at $12,676,883), at 0.22%, dated 3/31/17, due 4/3/17 (Delivery value $12,427,228)		12,427,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	9,524	9,524
TOTAL TEMPORARY CASH INVESTMENTS (Cost $19,285,276)		19,285,276
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $825,941,249)		961,380,222
OTHER ASSETS AND LIABILITIES — 0.9%		8,609,486
TOTAL NET ASSETS — 100.0%		$969,989,708

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,906,075	AUD	3,815,630	Credit Suisse AG	6/30/17	(4,422)
USD	1,833,405	CAD	2,449,932	Morgan Stanley	6/30/17	(11,085)
USD	12,432,366	EUR	11,409,400	UBS AG	6/30/17	210,092
USD	79,382	GBP	63,796	Credit Suisse AG	6/30/17	(718)
USD	2,582,980	GBP	2,062,062	Credit Suisse AG	6/30/17	(6,053)
USD	3,195,403	JPY	351,138,000	Credit Suisse AG	6/30/17	30,444
						218,258

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
USD	-	United States Dollar

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	911,474,523	30,620,423	—
Temporary Cash Investments	9,524	19,275,752	—
	911,484,047	49,896,175	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	240,536	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	22,278	—

3. Federal Tax Information

As of March 31, 2017, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$831,457,347
Gross tax appreciation of investments	$159,127,543
Gross tax depreciation of investments	(29,204,668)
Net tax appreciation (depreciation) of investments	$129,922,875

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 25, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 25, 2017